                                                               File No. 33-83240
                                                               File No. 811-8726
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-4

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [_]
                     Pre-Effective Amendment No.                           [X]
                                                 ----------
                     Post-Effective Amendment No.    8                     [_]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [_]
                                Amendment No. 11                           [X]
                                                 ----------
                        (Check appropriate box or boxes)

        T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF FIRST SECURITY BENEFIT
                 LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

          70 West Red Oak Lane, 4th Floor, White Plains, New York 10604
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 1-800-355-4570

     Roger K. Viola, Secretary and Vice President
     First Security Benefit Life Insurance and Annuity Company of New York
     700 SW Harrison Street, Topeka, KS 66636-0001
     (Name and address of Agent for Service)

It is proposed that this filing will become effective:

[_]   immediately  upon filing  pursuant to paragraph  (b) of Rule 485
[X]   on May 1, 2001,  pursuant to paragraph (b) of Rule 485
[_]   60 days after filing pursuant to  paragraph  (a)(1) of Rule 485
[_]   on May 1, 2001,  pursuant  to  paragraph (a)(1) of Rule 485
[_]   75 days after filing  pursuant to  paragraph  (a)(2) of Rule 485
[_]   on May 1, 2001, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_]   this  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under
individual   flexible   premium  deferred   variable   annuity   contracts  (the
"Contract").

VARIABLE ANNUITY PROSPECTUS
--------------------------------------------------------------------------------

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
      An Individual Flexible Premium
      Deferred Variable Annuity Contract

      May 1, 2001

      --------------------------------------------------------------------------
      ISSUED BY:                                  MAILING ADDRESS:
      First Security Benefit Life                 First Security Benefit Life
       Insurance and Annuity                      Insurance and Annuity
      Company of New York                         Company of New York
      70 West Red Oak Lane, 4th Floor             P.O. Box 2788
      White Plains, New York 10604                Topeka, Kansas 66601-9804
      1-800-355-4570                              1-800-239-4703

INTRODUCTION
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      > THE SECURITIES  AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE  SECURITIES  OR  DETERMINED  IF  THE  PROSPECTUS  IS  TRUTHFUL  OR
        COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      > THIS  PROSPECTUS IS ACCOMPANIED BY A CURRENT  PROSPECTUS FOR THE T. ROWE
        PRICE EQUITY SERIES,  INC., THE T. ROWE PRICE FIXED INCOME SERIES,  INC.
        AND THE T. ROWE PRICE  INTERNATIONAL  SERIES,  INC.  YOU SHOULD READ THE
        PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

      This Prospectus  describes the T. Rowe Price No-Load  Variable  Annuity--a flexible  premium  deferred  variable  annuity  contract (the  "Contract")
      issued by First Security Benefit Life Insurance and Annuity Company of New
      York (the  "Company").  The Contract is  available  for  individuals  as a non-tax  qualified  retirement  plan. The Contract is also available as an individual  retirement  annuity  ("IRA")  qualified under Section 408 or a
      Roth IRA qualified  under Section 408A, of the Internal  Revenue Code. The
      Contract is designed to give you  flexibility  in planning for  retirement and other financial goals.

      You may allocate your purchase  payments to one or more of the Subaccounts that comprise a separate  account of the Company  called the T. Rowe Price
      Variable  Annuity  Account of First  Security  Benefit Life  Insurance and
      Annuity  Company  of New York,  or to the Fixed  Interest  Account  of the
      Company.  Each Subaccount  invests in a corresponding  Portfolio of the T.
      Rowe Price Equity  Series,  Inc.,  the T. Rowe Price Fixed Income  Series,
      Inc., or the T. Rowe Price International Series, Inc. (the "Funds").  Each
      Portfolio is listed under its respective Fund below.

T. ROWE PRICE EQUITY SERIES, INC.
      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
      T. Rowe Price Blue Chip Growth Portfolio
      T. Rowe Price Health Sciences Portfolio
      T. Rowe Price Equity Index 500 Portfolio

T. ROWE PRICE FIXED INCOME SERIES, INC.
      T. Rowe Price Limited-Term Bond Portfolio
      T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
      T. Rowe Price International Stock Portfolio

      The investments made by the Funds at any given time are not expected to be the same as the  investments  made by other mutual  funds  sponsored by T.
      Rowe Price Associates,  Inc., including other mutual funds with investment objectives  and  policies  similar to those of the  Portfolios.  Different performance  will result due to  differences in cash flows into and out of the  Portfolios,  different fees and expenses and differences in portfolio size and positions.

      Amounts that you allocate to the Subaccounts will vary based on investment performance of the Subaccounts. The Company does not guarantee any minimum amount of Account Value in the Subaccounts.

      Amounts  that you  allocate  to the Fixed  Interest  Account  will  accrue interest at rates that are paid by the Company as  described in "The Fixed
      Interest  Account," page 29. The Company  guarantees  Account Value in the
      Fixed Interest Account.

      When you are  ready to begin  receiving  Annuity  Payments,  the  Contract provides several options for Annuity Payments (see "Annuity Options," page
      26.)

      You may return a Contract  according to the terms of its  Free-Look  Right
      (see  "Free-Look  Right," page 22). This  Prospectus  concisely sets forth information  about the  Contract  and the T. Rowe Price  Variable  Annuity
      Account  that  you  should  know  before  purchasing  the  Contract.   The
      "Statement of Additional  Information,"  dated May 1, 2001, which has been filed with the Securities  and Exchange  Commission  (the "SEC")  contains certain additional  information.  The Statement of Additional Information, as it may be supplemented  from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at 70 West Red Oak Lane,  4th Floor,  White  Plains,  New York 10604.  The
      table of contents of the Statement of Additional  Information is set forth on page 42 of this Prospectus.

      Date:  May 1, 2001

CONTENTS
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      > THE CONTRACT IS AVAILABLE ONLY IN NEW YORK. YOU SHOULD NOT CONSIDER THIS
        PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED
        IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
        PROSPECTUS  OR THAT WE HAVE  REFERRED  YOU TO.  WE HAVE  NOT  AUTHORIZED
        ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

      Definitions                                                      5
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      Summary                                                          7
      ---------------------------------------------------------------------
      Expense Table                                                    9
      ---------------------------------------------------------------------
      Condensed Financial Information                                 12
      ---------------------------------------------------------------------
      Information About the Company, the Separate Account,
       and the Funds                                                  13
      ---------------------------------------------------------------------
      The Contract                                                    16
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      Charges and Deductions                                          23
      ---------------------------------------------------------------------
      Annuity Payments                                                24
      ---------------------------------------------------------------------
      The Fixed Interest Account                                      29
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      More About the Contract                                         31
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      Federal Tax Matters                                             32
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      Other Information                                               38
      ---------------------------------------------------------------------
      Performance Information                                         41
      ---------------------------------------------------------------------
      Additional Information                                          41
      ---------------------------------------------------------------------

DEFINITIONS
--------------------------------------------------------------------------------

      > VARIOUS TERMS COMMONLY USED IN THIS PROSPECTUS ARE DEFINED AS FOLLOWS:

      ACCOUNT  VALUE The  total  value of a  Contract,  which  includes  amounts allocated to the Subaccounts and the Fixed Interest  Account.  The Company
      determines  Account Value as of each  Valuation  Date prior to the Annuity
      Payout Date and on and after the Annuity Payout Date under Annuity Options
      5 through 7.

      ACCUMULATION  PERIOD The period commencing on the Contract Date and ending on the Annuity Payout Date or, if earlier, when the Contract is terminated through a full  withdrawal,  payment of  charges,  or payment of the death benefit proceeds.

      ACCUMULATION UNIT A unit of measure used to calculate Account Value.

      ANNUITANT  The person or persons on whose  life  Annuity  Payments  depend under Annuity  Options 1 through 4. If Joint  Annuitants  are named in the
      Contract,  "Annuitant" means both Annuitants unless otherwise stated.  The
      Annuitant receives Annuity Payments during the Annuity Period.

      ANNUITY A series of  periodic  income  payments  made by the Company to an
      Annuitant,  Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY  OPTIONS or OPTIONS  Options under the Contract that prescribe the provisions under which a series of Annuity Payments are made.

      ANNUITY  PAYMENTS  Payments  made  beginning  on the  Annuity  Payout Date according  to the  provisions  of the  Annuity  Option  selected.  Annuity
      Payments are made on the same day of each month, on a monthly,  quarterly, semiannual or annual basis depending upon the Annuity Option selected.

      ANNUITY  PERIOD The period  beginning  on the  Annuity  Payout Date during which Annuity Payments are made.

      ANNUITY PAYOUT DATE The date when Annuity Payments are scheduled to begin.

      AUTOMATIC INVESTMENT PROGRAM A program pursuant to which purchase payments are  automatically  paid from your checking  account on a specified day of the month,  on a monthly,  quarterly,  semiannual  or annual  basis,  or a salary reduction arrangement.

      CONTRACT  DATE The date shown as the Contract  Date in a Contract.  Annual
      Contract  anniversaries are measured from the Contract Date. It is usually the date that the initial purchase payment is credited to the Contract.

      CONTRACTOWNER  or OWNER The person entitled to the ownership  rights under the Contract and in whose name the Contract is issued.

      CONTRACT YEAR Each 12-month period measured from the Contract Date.

      DESIGNATED  BENEFICIARY  The person having the right to the death benefit, if any,  payable upon the death of the Owner or the Joint Owner during the
      Accumulation  Period  or the death of the  Annuitant  during  the  Annuity
      Period.  The  Designated  Beneficiary is the first person on the following list who is alive on the date of death of the  Owner or the  Joint  Owner:
      the  Owner;  the Joint  Owner;  the  Primary  Beneficiary;  the  Secondary
      Beneficiary;  the Annuitant; or if none of the above is alive, the Owner's
      Estate.

      FIXED  INTEREST  ACCOUNT An account that is part of the Company's  General
      Account  in which all or a portion  of the  Account  Value may be held for accumulation  at fixed rates of  interest  (which may not be less than 3%)
      declared by the Company periodically at its discretion.

      FUNDS T. Rowe  Price  Equity  Series,  Inc.,  T. Rowe Price  Fixed  Income
      Series,  Inc., and T. Rowe Price International  Series, Inc. The Funds are
      diversified, open-end management investment companies commonly referred to as mutual funds.

      GENERAL  ACCOUNT All assets of the Company  other than those  allocated to the Separate Account or to any other separate account of the Company.

      PAYMENT UNIT A unit of measure used to calculate  Annuity  Payments  under
      Options 1 through 4.

      PURCHASE PAYMENT The amounts paid to the Company as consideration  for the
      Contract.

      SEPARATE  ACCOUNT  The T. Rowe  Price  Variable  Annuity  Account of First
      Security  Benefit  Life  Insurance  and  Annuity  Company  of New York,  a
      separate  account  of the  Company.  Account  Value  may be  allocated  to
      Subaccounts of the Separate Account for variable accumulation.

      SUBACCOUNT A division of the Separate Account of the Company which invests in a separate  Portfolio of one of the Funds.  Currently,  ten Subaccounts
      are available under the Contract.

      VALUATION  DATE Each date on which the Separate  Account is valued,  which currently  includes  each  day  that the  Company  and the New York  Stock
      Exchange are open for trading. The Company and the New York Stock Exchange are closed on  weekends  and on the  following  holidays:  New Year's Day,
      Martin Luther King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,
      Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION  PERIOD A period used in measuring the investment  experience of each Subaccount. The Valuation Period begins at the close of one Valuation
      Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE The amount a Contractowner  receives upon full withdrawal of the  Contract,  which is equal to Account  Value less any premium taxes due and paid by the Company.

SUMMARY
--------------------------------------------------------------------------------

      This summary provides a brief overview of the more significant  aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information,  and the Contract. Unless the context indicates otherwise,  the  discussion  in  this  summary  and the  remainder  of the
      Prospectus  relate to the portion of the Contract  involving  the Separate
      Account.  The Fixed Interest Account is briefly described under "The Fixed
      Interest Account," page 29 and in the Contract.

PURPOSE OF THE CONTRACT

      The flexible  premium  deferred  variable  annuity  contract  ("Contract")
      described  in this  Prospectus  is  designed  to give you  flexibility  in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax  qualified  retirement plan for an individual  ("Non-Qualified  Plan"). If you are eligible,  you may also
      purchase  the  Contract  as  an  individual   retirement  annuity  ("IRA")
      qualified under Section 408 or a Roth IRA qualified under Section 408A, of the Internal Revenue Code of 1986, as amended  ("Qualified Plan"). See the discussion of IRAs under "Section 408 and Section 408A," page 36.

THE SEPARATE ACCOUNT AND THE FUNDS

      You may  allocate  your  purchase  payments to the T. Rowe Price  Variable
      Annuity  Account of First  Security  Benefit  Life  Insurance  and Annuity
      Company of New York (the "Separate Account"). See "Separate Account," page
      13. The Separate Account is currently divided into ten divisions  referred to as  Subaccounts.  Each  Subaccount  invests  exclusively in shares of a specific  Portfolio of one of the Funds. Each of the Funds' Portfolios has
      a different investment  objective or objectives.  Each Portfolio is listed under its respective Fund below.

      T. ROWE PRICE EQUITY SERIES, INC.

      T. Rowe Price New America  Growth Portfolio
      T. Rowe Price Mid-Cap  Growth Portfolio
      T. Rowe Price Equity  Income Portfolio
      T. Rowe Price Personal Strategy  Balanced Portfolio
      T. Rowe Price Blue Chip Growth Portfolio
      T. Rowe Price Health  Sciences Portfolio
      T. Rowe Price Equity  Index 500 Portfolio

      T. ROWE PRICE FIXED INCOME SERIES, INC.

      T. Rowe Price Limited-Term Bond Portfolio
      T. Rowe Price Prime Reserve Portfolio

      T. ROWE PRICE INTERNATIONAL SERIES, INC.

      T. Rowe Price International Stock Portfolio

      Amounts that you allocate to the Subaccounts  will increase or decrease in dollar value depending on the investment  performance of the corresponding
      Portfolio in which such Subaccount  invests.  The Contractowner  bears the investment risk for amounts allocated to a Subaccount.

FIXED INTEREST ACCOUNT

      You  may  allocate  all or part of your  purchase  payments  to the  Fixed
      Interest Account, which is part of the Company's General Account.  Amounts that you allocate to the Fixed  Interest  Account  earn  interest at rates determined at the  discretion of the Company and that are guaranteed to be at least an effective annual rate of 3%. See "The Fixed Interest Account,"
      page 29.

PURCHASE PAYMENTS

      If you are  purchasing  a Contract as a  Non-Qualified  Plan,  the minimum initial  purchase  payment  is  $10,000  ($5,000  if made  pursuant  to an
      Automatic  Investment  Program).  If you are  purchasing  a Contract  as a
      Qualified  Plan, the minimum  initial  purchase  payment is $2,000 ($25 if made pursuant to an Automatic  Investment  Program).  Thereafter,  you may
      choose the amount and  frequency  of  purchase  payments,  except that the minimum subsequent purchase payment is $1,000 ($200 if made pursuant to an
      Automatic  Investment  Program) for a  Non-Qualified  Plan or $500 ($25 if
      made pursuant to an Automatic  Investment  Program) for a Qualified  Plan.
      See "Purchase Payments," page 16.

CONTRACT BENEFITS

      You may exchange  Account Value among the  Subaccounts and to and from the
      Fixed Interest  Account,  subject to certain  restrictions as described in
      "The  Contract,"  page 16,  "Annuity  Payments,"  page 24 and  "The  Fixed
      Interest Account," page 29.

      At any time  before  the  Annuity  Payout  Date,  you may  surrender  your
      Contract  for its  Withdrawal  Value  and may  make  partial  withdrawals, including  systematic  withdrawals,  from Account  Value.  On or after the
      Annuity  Payout Date,  you may withdraw  your Account  Value under Annuity
      Options 5 through 7.  Withdrawals of Account Value  allocated to the Fixed
      Interest  Account are subject to certain  restrictions  described  in "The
      Fixed Interest Account," page 29. See "Full and Partial Withdrawals," page
      20,  "Annuity  Payments,"  page 24 and "Federal Tax Matters,"  page 32 for more information about withdrawals, including the 10% penalty tax that may be  imposed  upon  full  and  partial  withdrawals  (including  systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The  Contract  provides  for a death  benefit  upon the death of the Owner prior to the Annuity  Start Date.  See "Death  Benefit,"  page 22 for more information. The Contract provides for several Annuity Options on either a variable  basis, a fixed basis,  or both. The Company  guarantees  Annuity
      Payments under the fixed Annuity Options. See "Annuity Payments," page 24.

FREE-LOOK RIGHT

      You may  return  the  Contract  within  the  Free-Look  Period,  which  is generally a 30-day  period  beginning  when you receive the Contract (or a
      60-day period if you are  purchasing  your  Contract in connection  with a replacement  of another  annuity  or a life  insurance  Contract).  If you return your Contract during the Free-Look Period,  the Company will refund to you the amount of purchase  payments  allocated  to the Fixed  Interest
      Account plus the Account Value in the Subaccounts. The Company will refund purchase  payments  allocated to the  Subaccounts  rather than the Account
      Value  in  those  circumstances  in which  it is  required  to do so.  See
      "Free-Look Right," page 22.

CHARGES AND DEDUCTIONS

      The  Company  does not deduct a sales  load from  purchase  payments.  The
      Company will deduct  certain  charges in  connection  with the Contract as described below.

      > MORTALITY  AND EXPENSE  RISK CHARGE The Company  deducts a daily  charge from the assets of each Subaccount for mortality and expense risks equal to an  annual  rate of  0.55% of each  Subaccount's  average  daily  net assets. See "Mortality and Expense Risk Charge," page 23.

      > PREMIUM  TAX  CHARGE  The  Company  assesses  a  premium  tax  charge to reimburse  itself for any premium  taxes that it incurs with  respect to this  Contract.  This  charge  will  usually be  deducted  when  Annuity
        Payments  begin or upon full  withdrawal if the Company incurs a premium tax.  Partial  withdrawals,  including  systematic  withdrawals,  may be subject to a premium  tax  charge if a premium  tax is  incurred  on the withdrawal  by the  Company  and is not  refundable.  No premium  tax is currently  imposed in the State of New York.  The Company  reserves  the right to deduct such taxes, if imposed,  when due or anytime thereafter.
        See "Premium Tax Charge," page 24.

      > OTHER  EXPENSES The Company pays the operating  expenses of the Separate
        Account.  Investment management fees and operating expenses of the Funds are paid by the Funds and are  reflected  in the net asset value of Fund shares.  For a  description  of  these  charges  and  expenses,  see the prospectus for the Funds.

CONTACTING THE COMPANY

      You should direct all written requests, notices, and forms required by the
      Contract,  and any questions or inquiries to First  Security  Benefit Life
      Insurance  and  Annuity  Company  of New York,  70 West Red Oak Lane,  4th
      Floor, White Plains, New York 10604.

EXPENSE TABLE
--------------------------------------------------------------------------------

      The  purpose of this table is to assist you in  understanding  the various costs and  expenses  that you will bear  directly  and  indirectly  if you allocate  Account  Value  to  the  Subaccounts.  The  table  reflects  any contractual  charges,  expenses of the Separate  Account,  and charges and expenses of the Portfolios.  The table does not reflect premium taxes that may be imposed by various  jurisdictions.  See "Premium Tax Charge,"  page
      24. The  information  contained in the table is not  applicable to amounts allocated to the Fixed Interest Account.

      For a  complete  description  of a  Contract's  costs  and  expenses,  see
      "Charges and Deductions," page 23. For a more complete description of each
      Portfolio's  costs and expenses,  see the  Portfolio's  prospectus,  which accompanies this Prospectus.

      TABLE 1
      --------------------------------------------------------------------------
        CONTRACTOWNER TRANSACTION EXPENSES

        Sales Load on Purchase Payments                                  None

        CONTRACTUAL EXPENSES

        Annual Maintenance Fee                                           None

        ANNUAL SEPARATE ACCOUNT EXPENSES

        Annual Mortality and Expense Risk Charge
        (as a percentage of each Subaccount's
         average daily net assets)                                      0.55%
                                                                        -----
        Total Annual Separate Account Expenses                          0.55%

        ANNUAL PORTFOLIO EXPENSES (AS A PERCENTAGE OF EACH PORTFOLIO'S AVERAGE
         DAILY NET ASSETS)

                                                                     TOTAL
                                          MANAGEMENT     OTHER     PORTFOLIO
                                             FEE*       EXPENSES    EXPENSES

        T. Rowe Price New
         America Growth Portfolio           .85%           0%        .85%

        T. Rowe Price Mid-Cap
         Growth Portfolio                   .85%           0%        .85%

        T. Rowe Price Equity
         Income Portfolio                   .85%           0%        .85%

        T. Rowe Price Personal
         Strategy Balanced Portfolio        .90%           0%        .90%

        T. Rowe Price Blue Chip
         Growth Portfolio                   .85%           0%        .85%

        T. Rowe Price Health
         Sciences Portfolio                 .95%           0%        .95%

        T. Rowe Price Equity
         Index 500 Portfolio                .40%           0%        .40%

        T. Rowe Price Limited-Term
         Bond Portfolio                     .70%           0%        .70%

        T. Rowe Price Prime
         Reserve Portfolio                  .55%           0%        .55%

        T. Rowe Price International
        Stock Portfolio                     1.05%          0%       1.05%
      --------------------------------------------------------------------------

      * The  management  fee  includes the  ordinary  expenses of operating  the
Funds.

--------------------------------------------------------------------------------

      EXAMPLES

      The example  presented  below shows expenses that you would pay at the end of one, three,  five, or ten years.  The example shows expenses based upon an  allocation  of $1,000 to each of the  Subaccounts  and a  hypothetical annual return of 5%. The information  presented  applies if, at the end of those time periods,  the Contract is (1) surrendered,  (2) annuitized,  or
      (3) not surrendered or annuitized.

      You should not  consider  the example  below a  representation  of past or future  expenses.  Actual  expenses  may be greater  or lesser  than those shown. The 5% return assumed in the example is hypothetical and should not be considered a representation of past or future actual returns, which may be greater or lesser than the assumed amount.

      EXAMPLE - You would pay the expenses  shown below during the  Accumulation
      Period and during the Annuity Period:

      ---------------------------------------------------------------------------------

                                           1 YEAR     3 YEARS      5 YEARS     10 YEARS

        New America Growth Subaccount       $14         $44          $77         $168

        Mid-Cap Growth Subaccount           $14         $44          $77         $168

        Equity Income Subaccount            $14         $44          $77         $168

        Personal Strategy Balanced
         Subaccount                         $15         $46          $79         $174

        Blue Chip Growth Subaccount         $14         $44          $77         $168

        Health Sciences Subaccount          $15         $47          $82         $179

        Equity Index 500 Subaccount         $10         $30          $53         $117

        Limited-Term Bond Subaccount        $13         $40          $69         $151

        Prime Reserve Subaccount            $11         $35          $61         $134

        International Stock Subaccount      $16         $50          $87         $190
      ---------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      The following condensed financial  information presents  accumulation unit values for each of the years in the  five-year  period ended  December 31,
      2000,  as  well  as  ending  accumulation  units  outstanding  under  each
      Subaccount.
      ------------------------------------------------------------------------------------
                                      2000        1999        1998        1997       1996

        NEW AMERICA GROWTH
         SUBACCOUNT*

        Accumulation unit value:
          Beginning of period        $25.47      $22.72      $19.27      $16.00     $10.00
          End of period              $22.64      $25.47      $22.72      $19.27     $16.00

        Accumulation units:
          Outstanding at the
          end of period             157,544     172,664     188,096     170,990    143,768

        EQUITY INCOME
        SUBACCOUNT*

        Accumulation unit value:
          Beginning of period        $21.07      $20.42      $18.84      $14.70     $10.00
          End of period              $23.69      $21.07      $20.42      $18.84     $14.70

        Accumulation units:
          Outstanding at the
           end of period            205,580     307,417     341,036     320,917    181,250

        PERSONAL STRATEGY
         BALANCED SUBACCOUNT*

        Accumulation unit value:
          Beginning of period        $19.44      $18.04      $15.86      $13.51     $10.00
          End of period              $20.38      $19.44      $18.04      $15.86     $13.51

        Accumulation units:
          Outstanding at the
          end of period              82,652      89,204      94,177      76,311     39,697

        LIMITED TERM-BOND
        SUBACCOUNT*

        Accumulation unit value:
          Beginning of period        $12.39      $12.37      $11.60      $10.92     $10.00
          End of period              $13.47      $12.39      $12.37      $11.60     $10.92

        Accumulation units:
          Outstanding at the
          end of period              29,737      35,572      40,576      41,943     33,375

        MID-CAP GROWTH
        SUBACCOUNT**

        Accumulation unit value:
          Beginning of period        $17.65      $14.34      $11.82      $10.00
          End of period              $18.86      $17.65      $14.34      $11.82

        Accumulation units:
          Outstanding at the
          end of period             213,613     187,779     155,295      91,142

        PRIME RESERVE
        SUBACCOUNT**

        Accumulation unit value:
          Beginning of period        $11.44      $10.97      $10.47      $10.00
          End of period              $12.07      $11.44      $10.97      $10.47

        Accumulation units:
          Outstanding at the
          end of period              81,799      99,390      99,654      75,383

        INTERNATIONAL STOCK
        SUBACCOUNT*

        Accumulation unit value:
          Beginning of period        $19.99      $15.08      $13.09      $12.77     $10.00
          End of period              $16.34      $19.99      $15.08      $13.09     $12.77

        Accumulation units:
          Outstanding at the
          end of period             131,100     126,636     126,224     123,502     86,235
      ------------------------------------------------------------------------------------
      * These Subaccounts commenced operations on April 3, 1995.
--------------------------------------------------------------------------------
      **These Subaccounts commenced operations on January 2, 1997.

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS
--------------------------------------------------------------------------------

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

      The Company is a stock life insurance  company organized under the laws of the State of New York on November 8, 1994.  The  Company  offers  variable annuity  contracts  in New York and is  admitted  to do  business  in that state.  On September 8, 1995, the Company merged with and is the successor corporation  of Pioneer  National  Life  Insurance  Company,  a stock life insurance  company  organized  under the laws of the State of Kansas.  The
      Company is a wholly-owned  subsidiary of Security  Benefit Group,  Inc., a financial  services  holding  company  which is  wholly-owned  by Security
      Benefit Life Insurance Company, a stock life insurance company,  organized under the laws of the State of Kansas. On July 31, 1998,  Security Benefit
      Life Insurance Company converted from a mutual life insurance company to a stock life insurance  company  ultimately  controlled by Security  Benefit
      Mutual  Holding  Company,  a Kansas  mutual  holding  company.  Membership interests of persons who owned  Security  Benefit Life policies as of July
      31, 1998 became  membership  interests in Security  Benefit Mutual Holding
      Company as of that date,  and persons who acquire  policies  from Security
      Benefit Life after that date  automatically  become  members in the mutual holding company.

PUBLISHED RATINGS

      The  Company  may  from  time to time  publish  in  advertisements,  sales literature,  and  reports to Owners,  the  ratings  and other  information assigned to it by one or more  independent  rating  organizations  such as
      A.M. Best Company and Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the  investment  performance of assets  held in the  Separate  Account.  Each year the A.M.  Best  Company reviews the financial status of thousands of insurers,  culminating in the assignment of Best's Ratings.  These ratings reflect their current opinion of  the  relative  financial  strength  and  operating  performance  of an insurance company in comparison to the norms of the life/health  insurance industry.  In  addition,  the  claims-paying  ability  of the  Company  as measured by Standard & Poor's  Insurance  Ratings Services may be referred to in  advertisements  or sales literature or in reports to Owners.  These ratings  are  opinions  of  an  operating  insurance  company's  financial capacity to meet the obligations of its insurance and annuity  policies in accordance  with their terms.  Such ratings do not reflect the  investment performance of the Separate  Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT

      T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF FIRST SECURITY BENEFIT LIFE
      INSURANCE AND ANNUITY COMPANY OF NEW YORK

      The Company  established  the T. Rowe Price Variable  Annuity Account as a
      separate  account  under New York law on November 11,  1994.  The Contract provides  that the  income,  gains,  or  losses of the  Separate  Account, whether or not realized,  are credited to or charged against the assets of the Separate  Account without regard to other income,  gains, or losses of the Company.  The Company  owns the assets in the Separate  Account and is required to maintain sufficient assets in the Separate Account to meet all
      Separate  Account  obligations  under the Contract.  Such Separate Account assets are not subject to claims of the Company's  creditors.  The Company may  transfer  to its  General  Account  assets  that  exceed  anticipated obligations of the Separate  Account.  All  obligations  arising under the
      Contracts are general  corporate  obligations of the Company.  The Company may invest its own assets in the Separate Account for other purposes,  but not to support  contracts other than variable annuity  contracts,  and may accumulate in the Separate  Account  proceeds  from  Contract  charges and investment results applicable to those assets.

      The  Separate  Account is  currently  divided  into ten  Subaccounts.  The
      Contract provides that income, gains and losses,  whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the  income,  gains,  or losses in the other  Subaccounts.  Each
      Subaccount invests exclusively in shares of a specific Portfolio of one of the Funds. The Company may in the future establish additional  Subaccounts of the Separate Account, which may invest in other Portfolios of the Funds or in other securities,  mutual funds, or investment  vehicles.  Under its contract with the  distributor,  T. Rowe Price Investment  Services,  Inc.
      ("Investment  Services"),  the  Company  cannot  add new  Subaccounts,  or substitute shares of another portfolio,  without the consent of Investment
      Services,  unless (1) such change is necessary  to comply with  applicable laws,  (2)  shares  of any or all of the  Portfolios  should  no longer be available  for  investment,  or (3) the Company  receives an opinion  from counsel acceptable to Investment Services that substitution is in the best interest of  Contractowners  and that further  investment in shares of the
      Portfolio(s)  would cause undue risk to the Company.  For more information about the distributor, see "Distribution of the Contract," page 40.

      The Separate Account is registered with the SEC as a unit investment trust under the  Investment  Company Act of 1940 (the "1940 Act").  Registration
      with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

THE FUNDS

      The T. Rowe Price  Equity  Series,  Inc.,  the T. Rowe Price Fixed  Income
      Series,  Inc.,  and the T.  Rowe  Price  International  Series,  Inc.  are
      diversified,  open-end management investment companies of the series type.
      The  Funds  are  registered   with  the  SEC  under  the  1940  Act.  Such
      registration does not involve supervision by the SEC of the investments or investment  policy of the Funds.  Together,  the Funds  currently have ten separate Portfolios, each of which pursues different investment objectives and policies.

      In addition to the Separate Account, shares of the Funds are being sold to variable life insurance and variable  annuity  separate  accounts of other insurance  companies,  including insurance  companies  affiliated with the
      Company.  In the future,  it may be  disadvantageous  for variable annuity separate accounts of other life insurance companies,  or for both variable life insurance  separate accounts and variable annuity separate  accounts, to invest  simultaneously in the Funds.  Currently neither the Company nor the Funds foresee any such disadvantages to either variable annuity owners or variable life insurance owners.  The management of the Funds intends to monitor  events in order to identify  any  material  conflicts  between or among variable  annuity  owners and variable life insurance  owners and to determine what action,  if any, should be taken in response.  In addition, if the Company believes that any Fund's response to any of those events or conflicts  insufficiently protects Owners, it will take appropriate action on its own. For more information see each Portfolio prospectus.

      A summary of the  investment  objective of each  Portfolio of the Funds is set forth below. There can be no assurance that any Portfolio will achieve its objective.  More detailed information is contained in the accompanying prospectuses  of  the  Portfolios,  including  information  on  the  risks
      associated  with  the  investments  and  investment   techniques  of  each
      Portfolio.

      THE PORTFOLIO  PROSPECTUSES  ACCOMPANY THIS  PROSPECTUS AND SHOULD BE READ
      CAREFULLY BEFORE INVESTING.

      T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

      The investment  objective of the New America Growth Portfolio is long-term growth of capital  through  investments  primarily in the common stocks of companies  operating in sectors T. Rowe Price believes will be the fastest growing in the United States.

      T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

      The  investment  objective of the Mid-Cap  Growth  Portfolio is to provide long-term capital  appreciation by investing primarily in common stocks of medium-sized growth companies.

      T. ROWE PRICE EQUITY INCOME PORTFOLIO

      The  investment  objective  of the Equity  Income  Portfolio is to provide substantial  dividend  income and also capital  appreciation  by investing primarily in dividend-paying common stocks of established companies.

      T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO

      The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest  total  return over time  consistent  with an emphasis on both capital appreciation and income.

      T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

      The investment objective of the Blue Chip Growth Portfolio is to seek long term  capital  growth by  investing  primarily  in  common  stocks of high quality U.S. growth companies. Income is a secondary objective.

      T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

      The investment  objective of the Health Sciences Portfolio is to seek long term capital  appreciation by investing  primarily in the common stocks of companies engaged in the research, development, production or distribution of products  or services  related to health  care,  medicine,  or the life sciences.

      T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO*

      The investment objective of the Equity Index 500 Portfolio is to match the performance  of the Standard & Poor's 500 Stock  Index(R).  The S&P 500 is
      made up of primarily large capitalization companies that represent a broad spectrum of the U.S.  economy  and a  substantial  part of the U.S.  stock market's total capitalization.

      T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

      The investment  objective of the Limited-Term  Bond Portfolio is to seek a high  level of  income  consistent  with  moderate  price  fluctuation  by investing primarily in short- and intermediate-term  investment grade debt securities.

      T. ROWE PRICE PRIME RESERVE PORTFOLIO

      The investment  objectives of the Prime Reserve Portfolio are preservation of capital,  liquidity,  and,  consistent with these, the highest possible current  income,  by  investing  primarily  in  high-quality  money market securities.

      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

      The investment  objective of the International  Stock Portfolio is to seek long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

      *"Standard & Poor's,"  "S&P," "S&P 500," "Standard & Poor's 500" and "500"
       are trademarks of the McGraw-Hill Companies,  Inc. and have been licensed for use by T. Rowe Price. The Portfolio is not sponsored,  endorsed, sold or  promoted  by  Standard  &  Poor's  and  Standard  &  Poor's  makes no representation regarding the advisability of investing in the Portfolio.

THE INVESTMENT ADVISERS

      T. Rowe Price  Associates,  Inc. ("T.  Rowe  Price"),  located at 100 East
      Pratt Street,  Baltimore,  Maryland 21202, serves as Investment Adviser to each Portfolio, except the T. Rowe Price International Stock Portfolio. T.
      Rowe Price International,  Inc. ("TRP International"),  an affiliate of T.
      Rowe  Price,   serves  as   Investment   Adviser  to  the  T.  Rowe  Price
      International Stock Portfolio.  TRP International's U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202. As Investment Adviser
      to the Portfolios, T. Rowe Price and TRP International are responsible for selection and management of portfolio  investments.  T. Rowe Price and TRP
      International are registered with the SEC as investment advisers.

      T. Rowe Price and TRP  International  are not affiliated with the Company, and the Company has no responsibility  for the management or operations of the Portfolios.

THE CONTRACT
--------------------------------------------------------------------------------

GENERAL

      The  Company  issues  the  Contract  offered by this  Prospectus.  It is a flexible  premium  deferred  variable  annuity.  To the  extent  that  you allocate all or a portion of your  purchase  payments to the  Subaccounts, the Contract is  significantly  different from a fixed annuity contract in that it is the  Owner  who  assumes  the risk of  investment  gain or loss rather than the  Company.  When you are ready to begin  receiving  Annuity
      Payments,  the Contract  provides  several Annuity Options under which the
      Company will pay periodic  Annuity  Payments on a variable  basis, a fixed basis, or both, beginning on the Annuity Payout Date. The amount that will
      be  available  for  Annuity   Payments  will  depend  on  the   investment
      performance of the  Subaccounts to which you have allocated  Account Value and the  amount  of  interest  credited  on  Account  Value  that you have allocated to the Fixed Interest Account.

      The  Contract is  available  for  purchase by an  individual  as a non-tax qualified  retirement plan  ("Non-Qualified  Plan").  The Contract is also
      eligible  for  purchase  as  an  individual   retirement  annuity  ("IRA")
      qualified  under  Section  408 or a Roth IRA under  Section  408A,  of the
      Internal Revenue Code ("Qualified  Plan").  You may name Joint Owners only on a Contract issued pursuant to a Non-Qualified Plan.

      If you are  purchasing  the Contract as an investment  vehicle for an IRA, you should  consider that the Contract does not provide any additional tax advantage to that already available through the IRA itself.  However,  the
      Contract  does offer  features and  benefits in addition to providing  tax deferral that other  investments  may not offer,  including  death benefit protection  for your  beneficiaries  and annuity  options which  guarantee income for life.

APPLICATION FOR A CONTRACT

      If you wish to purchase a Contract,  you may submit an application  and an initial  purchase  payment  to the  Company,  as well as any other form or information that the Company may require. The initial purchase payment may be  made by  check  or,  if you own  shares  of one or more  mutual  funds distributed by Investment Services ("T. Rowe Price Funds"),  you may elect on the  application  to redeem  shares of that  fund(s)  and  forward  the redemption proceeds to the Company. Any such transaction shall be effected by Investment Services, the distributor of the T. Rowe Price Funds and the
      Contract.  If you  redeem  fund  shares,  it is a sale of  shares  for tax purposes,  which may result in a taxable  gain or loss.  You may obtain an application by contacting the Company.  The Company  reserves the right to reject an application or purchase  payment for any reason,  subject to the
      Company's  underwriting  standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The  maximum  age of an Owner or  Annuitant  for which a Contract  will be issued is 85. If there are Joint Owners or  Annuitants,  the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS

      If you are  purchasing  a Contract as a  Non-Qualified  Plan,  the minimum initial  purchase  payment  is  $10,000  ($5,000  if made  pursuant  to an
      Automatic  Investment  Program).  If you are  purchasing  a Contract  as a
      Qualified  Plan, the minimum  initial  purchase  payment is $2,000 ($25 if made pursuant to an Automatic  Investment  Program).  Thereafter,  you may
      choose the amount and  frequency  of  purchase  payments,  except that the minimum subsequent purchase payment is $1,000 ($200 if made pursuant to an
      Automatic  Investment  Program) for  Non-Qualified  Plans and $500 ($25 if
      made pursuant to an Automatic Investment Program) for Qualified Plans. The
      Company may reduce the minimum purchase payment requirements under certain circumstances,  such as for group or  sponsored  arrangements.  Cumulative purchase  payments  exceeding  $1  million  will not be  accepted  under a
      Contract without prior approval of the Company.

      The Company will apply the initial purchase payment not later than the end of the second  Valuation  Date after the Valuation  Date it is received by the Company at P.O. Box 2788, Topeka, Kansas 66601-9804; provided that the purchase  payment  is  preceded  or  accompanied  by an  application  that contains  sufficient  information  to  establish  an account and  properly credit such purchase  payment.  If the Company does not receive a complete application,  the  Company  will  notify  you  that it does  not  have the necessary  information  to issue a  Contract.  If you do not  provide  the necessary information within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the
      Company  determines it cannot  otherwise  issue the Contract,  the Company will return the initial  purchase payment to you unless you consent to the
      Company  retaining  the purchase  payment  until the  application  is made complete.

      The Company will credit subsequent  purchase payments as of the end of the
      Valuation  Period  during which they are  received.  You may make purchase payments  after the  initial  purchase  payment  at any time  prior to the
      Annuity Payout Date, so long as the Owner is living.  Subsequent  purchase payments  under a  Qualified  Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code.  Subsequent purchase payments may be paid under an Automatic Investment Program or, if you own shares of one or more T. Rowe Price  Funds,  you may direct  Investment  Services to redeem shares of that fund(s) and forward the  redemption  proceeds to the
      Company as a subsequent  purchase  payment.  The minimum initial  purchase payment  must  be  paid  before  the  Company  will  accept  an  Automatic
      Investment  Program. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss.

ALLOCATION OF PURCHASE PAYMENTS

      In an application for a Contract,  you select the Subaccounts or the Fixed
      Interest  Account  to  which  purchase  payments  will be  allocated.  The allocation must be a whole percentage. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions  received, if any, except that no purchase payment allocation is  permitted  that  would  result  in less than 5% of any  payment  being allocated to any one Subaccount or the Fixed Interest  Account.  Available
      allocation alternatives include the ten Subaccounts and the Fixed Interest
      Account.  You may change the purchase payment  allocation  instructions by submitting a proper  written  request to the Company.  A proper  change in allocation  instructions will be effective upon receipt by the Company and will continue in effect until  subsequently  changed.  You may change your purchase  payment  allocation  instructions  by  telephone or by sending a request in writing to the  Company.  Changes in the  allocation  of future purchase  payments  have no effect on  existing  Account  Value.  You may, however,  exchange  Account  Value  among  the  Subaccounts  and the Fixed
      Interest Account as described in "Exchanges of Account Value," page 19.

DOLLAR COST AVERAGING OPTION

      Prior to the Annuity Payout Date, you may dollar cost average your Account
      Value by  authorizing  the Company to make  periodic  exchanges of Account
      Value  from any one  Subaccount  to one or more of the other  Subaccounts.
      Dollar  cost  averaging  is a  systematic  method  of  investing  in which securities  are purchased at regular  intervals in fixed dollar amounts so that the cost of the securities  gets averaged over time and possibly over various market  cycles.  The option will result in the exchange of Account
      Value from one Subaccount to one or more of the other Subaccounts. Amounts exchanged under this option will be credited at the Subaccount's  price as of the end of the  Valuation  Dates on which the  exchanges  are effected.
      Since  the price of a  Subaccount's  Accumulation  Units  will  vary,  the amounts  allocated  to a  Subaccount  will  result in the  crediting  of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts exchanged from a Subaccount will  result  in  a  debiting  of a  greater  number  of  units  when  the
      Subaccount's  price is low and a lesser  number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      You may request a Dollar Cost Averaging Request form from the Company.  On the form, you must designate  whether  Account Value is to be exchanged on the basis of a specific  dollar  amount,  a fixed period or earnings only, the  Subaccount or  Subaccounts  to and from which the  exchanges  will be made, the desired  frequency of the exchanges,  which may be on a monthly, quarterly,  semiannual,  or annual  basis,  and the length of time  during which the  exchanges  shall  continue or the total  amount to be exchanged over time.

      To elect the Dollar Cost Averaging  Option,  your Account Value must be at least  $5,000,  ($2,000 for a Contract  funding a Qualified  Plan),  and a
      Dollar  Cost  Averaging  Request in proper  form must be  received  by the
      Company.  The Company will not consider the Dollar Cost Averaging  Request form to be  complete  until your  Account  Value is at least the  required amount.  You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options.

      After the Company has received a Dollar Cost  Averaging  Request in proper form, the Company will exchange Account Value in the amounts you designate from the Subaccount  from which exchanges are to be made to the Subaccount or Subaccounts  you have chosen.  The minimum amount that may be exchanged is $200 and the minimum amount that may be allocated to any one Subaccount is $25. The Company  will effect each  exchange on the date you specify or if no date is specified, on the monthly, quarterly,  semiannual, or annual anniversary,  whichever corresponds to the period selected, of the date of receipt at the Company of a Dollar Cost Averaging  Request in proper form.
      Exchanges will be made until the total amount elected has been  exchanged, or until the Account Value in the Subaccount from which exchanges are made has been depleted.  Amounts  periodically  exchanged under this option are not included in the six  exchanges  per Contract  Year that are allowed as discussed in "Exchanges of Account Value," page 19.

      You may  instruct  the  Company  at any time to  terminate  the  option by written  request to the Company.  In that event,  the Account Value in the
      Subaccount  from  which  exchanges  were  being  made  that  has not  been exchanged will remain in that Subaccount unless you instruct us otherwise.
      If you wish to continue  exchanging on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been exchanged,  or the Subaccount has been depleted,  or after the Dollar Cost
      Averaging  Option has been  canceled,  you must complete a new Dollar Cost
      Averaging  Request and send it to the Company.  The Contract must meet the
      $5,000 ($2,000 for a Contract  funding a Qualified Plan) minimum  required amount of Account Value at that time. The Company may discontinue, modify, or suspend the Dollar Cost Averaging  Option at any time provided that, as required by its  contract  with  Investment  Services,  the Company  first obtains the consent of Investment Services.

      Account  Value  also may be  dollar  cost  averaged  to or from the  Fixed
      Interest  Account,  subject to certain  restrictions  described under "The
      Fixed Interest Account," page 29.

ASSET REBALANCING OPTION

      Prior to the  Annuity  Payout  Date,  you may  authorize  the  Company  to automatically exchange Account Value each quarter to maintain a particular percentage  allocation among the Subaccounts.  The Account Value allocated to each Subaccount will grow or decline in value at different rates during the quarter, and Asset Rebalancing  automatically  reallocates the Account
      Value in the Subaccounts each quarter to the allocation you select.  Asset
      Rebalancing is intended to exchange  Account Value from those  Subaccounts that have  increased in value to those  Subaccounts  that have declined in value.  Over time,  this method of  investing  may help you to buy low and sell high,  although  there can be no assurance of this.  This  investment method does not  guarantee  profits,  nor does it assure that you will not have losses.

      To elect the Asset Rebalancing  Option, the Account Value must be at least
      $10,000  ($2,000  for a Contract  funding a  Qualified  Plan) and an Asset
      Rebalancing  Request in proper form must be received by the  Company.  You may not have in effect at the same time  Dollar Cost  Averaging  and Asset
      Rebalancing  Options.  An Asset Rebalancing Request form is available upon request. On the form, you must indicate the applicable Subaccounts and the percentage  of Account  Value  which  should be  allocated  to each of the applicable Subaccounts each quarter under the Asset Rebalancing Option. If the Asset  Rebalancing  Option is elected,  all Account Value allocated to the Subaccounts must be included in the Asset Rebalancing Option.

      This option will result in the exchange of Account Value to one or more of the  Subaccounts  on the date you specify or, if no date is specified,  on the date of the  Company's  receipt  of the Asset  Rebalancing  Request in proper  form and on each  quarterly  anniversary  of the  applicable  date thereafter.  The  amounts  exchanged  will be credited at the price of the
      Subaccount as of the end of the Valuation Dates on which the exchanges are effected.  Amounts  periodically  exchanged  under  this  option  are  not included  in the six  exchanges  per  Contract  Year that are  allowed  as discussed below.

      You may  instruct  us to  terminate  this  option  at any time by  written request to the Company.  This option will terminate  automatically  in the event that you  exchange  Account  Value  (outside  the Asset  Rebalancing option) by written request or telephone instructions. In either event, the
      Account Value in the  Subaccounts  that has not been exchanged will remain in those  Subaccounts  regardless of the percentage  allocation unless you instruct us otherwise.  If you wish to resume Asset  Rebalancing  after it has been canceled,  you must complete a new Asset Rebalancing Request form and send it to the Company.  The Account  Value at the time the request is made must be at least $10,000  ($2,000 for a Contract  funding a Qualified
      Plan).  The  Company  may  discontinue,   modify,  or  suspend  the  Asset
      Rebalancing  Option at any time provided that, as required by its contract with  Investment  Services,  the  Company  first  obtains  the  consent of
      Investment Services.

      Account Value  allocated to the Fixed Interest  Account may be included in
      Asset Rebalancing,  subject to certain  restrictions  described under "The
      Fixed Interest Account," page 29.

EXCHANGES OF ACCOUNT VALUE

      Prior to the Annuity Payout Date, you may exchange Account Value among the
      Subaccounts  upon proper written request to the Company.  You may exchange
      Account  Value (other than  exchanges in  connection  with the Dollar Cost
      Averaging or Asset  Rebalancing  Options) by telephone if an Authorization for Telephone Requests form has been properly completed, signed, and filed at the Company.  Up to six exchanges are allowed in any Contract Year. The minimum  exchange  amount is $500 ($200  under the Dollar  Cost  Averaging
      Option), or the amount remaining in a given Subaccount.

      You may also exchange  Account Value between the Subaccounts and the Fixed
      Interest  Account;  however,  exchanges from the Fixed Interest Account to the  Subaccounts  are  restricted  as  described  in "The  Fixed  Interest
      Account," page 29. For a discussion of exchanges  after the Annuity Payout
      Date, see "Annuity Payments," page 24.

ACCOUNT VALUE

      The Account  Value is the sum of the amounts  under the  Contract  held in
      each  Subaccount  and  the  Fixed  Interest  Account.   Account  Value  is
      determined as of any  Valuation  Date during the  Accumulation  Period and during the Annuity Period under Annuity Options 5 through 7.

      On each Valuation  Date, the portion of the Account Value allocated to any
      particular   Subaccount   will  be  adjusted  to  reflect  the  investment
      experience of that Subaccount for that date. See "Determination of Account
      Value," below. No minimum amount of Account Value is guaranteed.  You bear the entire  investment  risk  relating to the  investment  performance  of
      Account Value allocated to the Subaccounts.

DETERMINATION OF ACCOUNT VALUE

      Account  Value will vary to a degree that depends  upon  several  factors, including  investment  performance  of the  Subaccounts  to which you have allocated Account Value, payment of subsequent purchase payments,  partial withdrawals,  Annuity  Payments under Options 5 through 7, and the charges assessed in  connection  with the Contract.  The amounts  allocated to the
      Subaccounts will be invested in shares of the corresponding  Portfolios of the Funds.  The  investment  performance of the  Subaccounts  will reflect
      increases   or  decreases  in  the  net  asset  value  per  share  of  the corresponding  Portfolios and any dividends or  distributions  declared by the  corresponding  Portfolios.  Any dividends or  distributions  from any
      Portfolio  will  be  automatically   reinvested  in  shares  of  the  same
      Portfolio,  unless the Company, on behalf of the Separate Account,  elects otherwise.

      Assets in the Subaccounts are divided into Accumulation  Units,  which are
      accounting   units  of  measure   used  to   calculate   the  value  of  a
      Contractowner's  interest  in a  Subaccount.  When you  allocate  purchase payments to a  Subaccount,  your  Contract is credited  with  Accumulation
      Units.  The number of  Accumulation  Units to be credited is determined by dividing the dollar amount  allocated to the particular  Subaccount by the price for the particular  Subaccount as of the end of the Valuation Period in which the purchase payment is credited. In addition, other transactions including full or partial withdrawals,  exchanges,  Annuity Payments under
      Options 5 through 7, and assessment of premium taxes against the Contract, all affect the number of  Accumulation  Units credited to a Contract.  The
      number  of  units  credited  or  debited  in  connection   with  any  such
      transaction   is   determined  by  dividing  the  dollar  amount  of  such
      transaction  by the price of the  affected  Subaccount.  The price of each
      Subaccount  is  determined  as of  each  Valuation  Date.  The  number  of
      Accumulation  Units  credited  to a  Contract  will not be  changed by any subsequent  change in the value of an Accumulation  Unit, but the price of an  Accumulation  Unit may vary  from  Valuation  Date to  Valuation  Date depending  upon the  investment  experience of the  Subaccount and charges against the Subaccount.

      The price of each Subaccount's  units initially was $10.  Determination of the price of a  Subaccount  takes  into  account  the  following:  (1) the investment  performance  of  the  Subaccount,  which  is  based  upon  the investment  performance of the  corresponding  Portfolio of the Funds, (2)
      any dividends or distributions  paid by the corresponding  Portfolio,  (3)
      the  charges,  if any,  that may be  assessed  by the  Company  for  taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge under the Contract.

FULL AND PARTIAL WITHDRAWALS

      Prior to the Annuity  Payout Date,  you may surrender the Contract for its
      Withdrawal Value or make a partial  withdrawal of Account Value. A full or partial withdrawal,  including a systematic withdrawal,  may be taken from the  Account  Value at any time  while the  Owner is  living,  subject  to restrictions  on  partial  withdrawals  of  Account  Value  from the Fixed
      Interest Account and limitations  under applicable law.  Withdrawals after the Annuity Payout Date are permitted only under Annuity Options 5 through
      7. See "Annuity  Payments," page 24. A full or partial  withdrawal request will be  effective  as of the end of the  Valuation  Period  that a proper written request is received by the Company.  A proper written request must include  the written  consent of any  effective  assignee  or  irrevocable
      Beneficiary,  if applicable.  You may direct Investment  Services to apply the proceeds of a full or partial  withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so  indicating  in your  written withdrawal request.

      The  proceeds  received  upon a full  withdrawal  will  be the  Contract's
      Withdrawal Value. The Withdrawal Value is equal to the Account Value as of the end of the Valuation Period during which a proper  withdrawal  request is received  by the  Company,  less any premium  taxes due and paid by the
      Company.

      You may request a partial  withdrawal as a specified  percentage or dollar amount of Account Value. Each partial withdrawal must be for at least $500 except  systematic  withdrawals  discussed  below. A request for a partial withdrawal  will result in a payment by the Company in accordance with the amount  specified in the partial  withdrawal  request.  Upon payment,  the
      Account  Value will be reduced by an amount  equal to the  payment and any applicable  premium tax. If a partial  withdrawal is requested  that would leave the Withdrawal  Value in the Contract less than $2,000,  the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

      The amount of a partial withdrawal will be deducted from the Account Value in the  Subaccounts  and the Fixed  Interest  Account,  according  to your instructions  to the  Company,  subject  to the  restrictions  on  partial withdrawals  from the Fixed  Interest  Account.  See "The  Fixed  Interest
      Account," page 29. If you do not specify the allocation,  the Company will contact you for  instructions,  and the withdrawal  will be effected as of the end of the Valuation Period in which such instructions are obtained. A full or partial  withdrawal,  including a  systematic  withdrawal,  may be subject to a premium  tax charge to  reimburse  the Company for any tax on premiums  on a  Contract  that  may  be  imposed  by  various  states  and municipalities. See "Premium Tax Charge," page 24.

      A full or partial  withdrawal,  including  a  systematic  withdrawal,  may result in receipt of taxable income to the Owner and, if made prior to the
      Owner's  attaining  age 59 1/2,  may be subject to a 10% penalty  tax. You should  carefully  consider the tax consequences of a withdrawal under the
      Contract. See "Federal Tax Matters," page 32.

SYSTEMATIC WITHDRAWALS

      The  Company  currently  offers a  feature  under  which  you may elect to receive  systematic  withdrawals  of  Account  Value by sending a properly completed  Systematic  Withdrawal Request form to the Company.  Systematic withdrawals  are available  only prior to the Annuity Payout Date. You may
      direct  Investment   Services  to  apply  the  proceeds  of  a  systematic
      withdrawal  to the  purchase of shares of one or more of the T. Rowe Price
      Funds by so indicating on the Systematic Withdrawal Request form. A proper request  must  include the written  consent of any  effective  assignee or irrevocable Beneficiary,  if applicable.  You may designate the systematic withdrawal  amount as a  percentage  of  Account  Value  allocated  to the
      Subaccounts  and/or Fixed Interest Account,  as a specified dollar amount, as all earnings in the Contract,  or as based upon the life  expectancy of the Owner or the Owner and a beneficiary, and the desired frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannual, or annual. You may stop or modify systematic  withdrawals upon proper written request to the Company at least 30 days in advance of the  requested  date of termination or modification.

      Each  systematic  withdrawal  must be at least $100.  Upon  payment,  your
      Account  Value will be reduced by an amount equal to the payment  proceeds plus any applicable  premium taxes. Any systematic  withdrawal that equals or exceeds the Withdrawal Value will be treated as a full  withdrawal.  In no event will payment of a  systematic  withdrawal  exceed the  Withdrawal
      Value.  The  Contract  will   automatically   terminate  if  a  systematic
      withdrawal causes the Contract's Withdrawal Value to equal zero.

      The Company will effect each  systematic  withdrawal  as of the end of the
      Valuation  Period during which the withdrawal is scheduled.  The deduction caused by the  systematic  withdrawal  will be  allocated  to your Account
      Value in the  Subaccounts  and the Fixed  Interest  Account  based on your instructions.

      The Company may, at any time,  discontinue,  modify, or suspend systematic withdrawals  provided  that, as required by its contract  with  Investment
      Services,  the Company first  obtains the consent of Investment  Services.
      Systematic  withdrawals from Account Value allocated to the Fixed Interest
      Account must provide for payments over a period of not less than 36 months as  described  under "The  Fixed  Interest  Account,"  page 29. You should consider  carefully  the  tax  consequences  of a  systematic  withdrawal, including  the 10% penalty tax  imposed on  withdrawals  made prior to the
      Owner's attaining age 59 1/2. See "Federal Tax Matters," page 32.

FREE-LOOK RIGHT

      You may return a Contract within the Free-Look  Period,  which is a 30-day period  beginning when you receive the Contract (or a 60-day period if you are purchasing  your Contract in connection  with a replacement of another annuity or a life insurance Contract).  If you return your Contract during the Free-Look Period,  the returned Contract will then be deemed void. The
      Company will refund any purchase payments  allocated to the Fixed Interest
      Account  plus the Account  Value in the  Subaccounts  as of the end of the
      Valuation  Period  during which the  returned  Contract is received by the
      Company.  The  Company  will return  purchase  payments  allocated  to the
      Subaccounts  rather than Account Value in those  circumstances in which it is required to do so.

DEATH BENEFIT

      If the Owner dies during the Accumulation Period, the Company will pay the death benefit  proceeds to the Designated  Beneficiary upon receipt of due proof  of death  and  instructions  regarding  payment  to the  Designated
      Beneficiary. If there are Joint Owners, the death benefit proceeds will be payable  upon  receipt  of due proof of death of either  Owner  during the
      Accumulation  Period and instructions  regarding payment. If the surviving spouse of the  deceased  Owner is the sole  Designated  Beneficiary,  such spouse may elect to continue  the  Contract  in force,  subject to certain limitations.  See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the  Annuitant  during the  Accumulation  Period and instructions  regarding  payment,  and the amount of the death  benefit is based on the age of the  oldest  Annuitant  on the date the  Contract  was issued.  If the death of an Owner  occurs on or after the  Annuity  Payout
      Date, no death benefit proceeds will be payable under the Contract, except that any guaranteed  Annuity Payments remaining unpaid will continue to be paid to the Annuitant  pursuant to the Annuity Option in force at the date of death. See "Annuity Options," page 26.

      The death  benefit  proceeds  will be the  death  benefit  reduced  by any premium  taxes due or paid by the  Company.  If an Owner  dies  during the
      Accumulation  Period  and the age of each  Owner was 75 or  younger on the date the Contract was issued,  the amount of the death benefit will be the greatest of (1) the Account Value as of the end of the Valuation Period in
      which due proof of death and instructions  regarding  payment are received by the  Company,  (2)  the  total  purchase  payments  received  less  any reductions  caused by previous  withdrawals,  or (3) the stepped-up  death benefit. The stepped-up death benefit is: (a) the highest death benefit on any annual Contract anniversary that is both an exact multiple of five and occurs prior to the oldest Owner  attaining  age 76, plus (b) any purchase payments made since the applicable fifth annual Contract anniversary, less
      (c) any withdrawals since the applicable anniversary.

      If an Owner dies  during the  Accumulation  Period  and the  Contract  was issued to the Owner after age 75, the amount of the death  benefit will be the Account Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by the Company.

      The  Company  will  pay  the  death  benefit  proceeds  to the  Designated
      Beneficiary  in a  single  sum or under  one of the  Annuity  Options,  as elected by the Designated Beneficiary. If the Designated Beneficiary is to
      receive  Annuity  Payments  under an Annuity  Option,  there may be limits under  applicable  law on the amount and  duration  of  payments  that the
      Beneficiary may receive, and requirements respecting timing of payments. A tax adviser  should be  consulted  in  considering  Annuity  Options.  See
      "Federal Tax Matters," page 32 for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS

      For  Contracts  issued in  connection  with  Non-Qualified  Plans,  if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue  the Contract in force until the earlier of the surviving  spouse's  death or the Annuity Payout Date or to receive the death benefit  proceeds.  For any Designated  Beneficiary other than a surviving  spouse,  only those  options  may be chosen  that  provide  for complete  distribution of the Owner's interest in the Contract within five years of the  death  of the  Owner.  If the  Designated  Beneficiary  is a natural  person,  that person  alternatively  can elect to begin receiving
      Annuity  Payments  within one year of the Owner's  death over a period not extending beyond his or her life or life  expectancy.  If the Owner of the
      Contract is not a natural person,  these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts  issued in connection with Qualified Plans, the terms of any
      Qualified  Plan and the  Internal  Revenue  Code should be  reviewed  with respect to  limitations or  restrictions  on  distributions  following the death of the Owner or Annuitant. Because the rules applicable to Qualified
      Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT

      If the Annuitant dies prior to the Annuity Payout Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant  within 30 days of the  Annuitant's  death.  If a new  Annuitant  is not  named,  the
      Company  will  designate  the  Owner  as  Annuitant.  On the  death of the
      Annuitant on or after the Annuity  Payout  Date,  any  guaranteed  Annuity
      Payments  remaining  unpaid  will  continue  to be paid to the  Designated
      Beneficiary  pursuant to the Annuity Option in force at the date of death.
      See "Annuity Options," page 26.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

      The Company  deducts a daily charge from the assets of each Subaccount for mortality and expense  risks  assumed by the Company under the  Contracts.
      The  charge  is equal  to an  annual  rate of  0.55% of each  Subaccount's average  daily net  assets.  This amount is  intended  to  compensate  the
      Company for certain  mortality  and expense  risks the Company  assumes in offering and administering the Contracts and in operating the Subaccounts.

      The  expense  risk  borne by the  Company  is the risk that the  Company's actual expenses in issuing and  administering  the Contracts and operating the  Subaccounts  will be more than the profit realized from the mortality and expense risk charge.  The  mortality  risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer  than the  Company's actuarial  tables  predict.  In this event,  the Company  guarantees  that
      Annuity Payments will not be affected by a change in mortality  experience that results in the payment of greater  annuity  income than assumed under the Annuity Options in the Contract.  The Company assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from the mortality and expense risk  charge  to the  extent  it is not  needed  to  cover  mortality  and administrative  expenses, but the Company may realize a loss to the extent the charge is not sufficient.  The Company may use any profit derived from this  charge  for  any  lawful  purpose,  including  any  promotional  and administrative expenses.

PREMIUM TAX CHARGE

      Various  states and  municipalities  impose a tax on  premiums  on annuity contracts received by insurance companies. Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the  Owner's  state of residence,  the Annuitant's state of residence, and the insurance tax laws and the Company's  status in a particular  state.  The Company  assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract.  This charge will be deducted upon the Annuity
      Payout Date, upon full or partial withdrawal, or upon payment of the death benefit,  if  premium  taxes  are  incurred  at  that  time  and  are  not refundable.  No premium tax is currently imposed in the State of New York.
      The Company  reserves the right to deduct premium taxes, if imposed,  when due or any time thereafter.

OTHER CHARGES

      The Company may charge the  Separate  Account or the  Subaccounts  for the
      federal,   state,  or  local  taxes  incurred  by  the  Company  that  are attributable  to  the  Separate  Account  or  the  Subaccounts,  or to the
      operations  of the  Company  with  respect  to the  Contract,  or that are attributable  to  payment  of  premiums  or  acquisition  costs  under the
      Contract.  No such charge is  currently  assessed.  See "Tax Status of the
      Company and the Separate  Account" and "Charge for the  Company's  Taxes,"
      page 32.

GUARANTEE OF CERTAIN CHARGES

      The Company  guarantees  that the charge for  mortality  and expense risks will not exceed an annual rate of 0.55% of each Subaccount's average daily net assets.

FUND EXPENSES

      Each  Subaccount   purchases   shares  at  the  net  asset  value  of  the
      corresponding  Portfolio of the Funds.  Each  Portfolio's  net asset value reflects the  investment  management  fee and any other  expenses that are deducted  from the  assets of the Fund.  These fees and  expenses  are not deducted  from  the  Subaccount,  but are  paid  from  the  assets  of the corresponding  Portfolio.  As a  result,  you  indirectly  bear a pro rata portion of such fees and expenses. The management fees and other expenses, if any, which are more fully described in the Portfolio prospectuses,  are not  specified or fixed under the terms of the  Contract,  and the Company bears no responsibility for such fees and expenses.

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

GENERAL

      You may select the Annuity Payout Date at the time of application. You may not defer the Annuity  Payout Date beyond the  Annuitant's  90th birthday, although the terms of a Qualified  Plan and the laws of certain states may require you to begin receiving  Annuity Payments at an earlier age. If you do not select an Annuity  Payout Date, the Annuity Payout Date will be the later of the  Annuitant's  70th  birthday  or the  fifth  annual  Contract
      Anniversary.  See  "Selection  of an Option,"  page 27. If there are Joint
      Annuitants,  the  birth  date  of the  older  Annuitant  will  be  used to determine  the latest  Annuity  Payout  Date. A letter will be sent to the
      Owner on the  proposed  Annuity  Payout  Date  requesting  that the  Owner confirm this date or select a new date.

      On the Annuity  Payout Date,  the Account Value as of that date,  less any premium  taxes,  will be applied  to  provide an annuity  under one of the
      Options  described  below.  Each Option is available  either as a variable annuity  supported by the  Subaccounts or as a fixed annuity  supported by the Fixed Interest  Account.  A combination  variable and fixed annuity is also  available  under Options 5 through 7. Your payment  choices for each
      Annuity Option are set forth in the table below.

      -----------------------------------------------------------------------------
                                                                       COMBINATION
                                                                         VARIABLE
                                            VARIABLE         FIXED       AND FIXED
        ANNUITY OPTION                       ANNUITY        ANNUITY       ANNUITY
      -----------------------------------------------------------------------------
        Option 1 - Life Income                  X             X
      -----------------------------------------------------------------------------
        Option 2 - Life Income
        with Period Certain                     X             X
      -----------------------------------------------------------------------------
        Option 3 - Life Income
        with Installment Refund                 X             X
      -----------------------------------------------------------------------------
        Option 4 - Joint and
        Last Survivor                           X             X
      -----------------------------------------------------------------------------
        Option 5 - Payments for
        a Specified Period                      X             X             X
      -----------------------------------------------------------------------------
        Option 6 - Payments of a
        Specified Amount                        X             X             X
      -----------------------------------------------------------------------------
        Option 7 - Age Recalculation            X             X             X
      -----------------------------------------------------------------------------

      Variable Annuity  Payments will fluctuate with the investment  performance of the  applicable  Subaccounts  while fixed  Annuity  Payments  will not.
      Unless you direct  otherwise,  Account Value  allocated to the Subaccounts will be applied to purchase a variable annuity and Account Value allocated to the Fixed Interest Account will be applied to purchase a fixed annuity.
      The  Company  will  make  Annuity   Payments  on  a  monthly,   quarterly,
      semiannual,  or annual  basis.  No Annuity  Payments will be made for less than $20. You may direct  Investment  Services to apply the proceeds of an
      Annuity  Payment  to shares of one or more of the T. Rowe  Price  Funds by submitting a written request to the Company.  If the frequency of payments selected  would result in payments of less than $20, the Company  reserves the right to change the frequency.

      You may  designate or change an Annuity  Payout Date,  Annuity  Option and
      Annuitant,  provided  proper  written notice is received at the Company at least 30 days prior to the Annuity  Payout Date.  The date selected as the new Annuity  Payout  Date must be at least 30 days after the date  written notice  requesting  a change of Annuity  Payout  Date is  received  by the
      Company.

EXCHANGES AND WITHDRAWALS

      During the Annuity Period, you may exchange Account Value or Payment Units among the Subaccounts  upon proper written  request to the Company.  Up to six exchanges are allowed in any Contract Year.  Exchanges are not allowed within 30 days of the Annuity  Payout Date.  Exchanges of Account Value or
      Payment  Units  during the Annuity  Period  will result in future  Annuity
      Payments  based  upon the  performance  of the  Subaccounts  to which  the exchange is made.

      You may exchange  Payment Units under Options 1 through 4 and may exchange
      Account Value among the Subaccounts  and the Fixed Interest  Account under
      Options 5 through 7, subject to the  restrictions  on  exchanges  from the
      Fixed Interest Account described under the "Fixed Interest  Account," page
      29. The minimum  amount of Account Value that may be exchanged is $500 or, if less, the amount remaining in the Fixed Interest Account or Subaccount.

      Once Annuity Payments have commenced,  an Annuitant or Owner cannot change the Annuity Option and generally  cannot  surrender his or her annuity for the Withdrawal  Value.  Full and partial  withdrawals of Account Value are available,  however,  during the Annuity Period under Options 5 through 7, subject  to the  restrictions  on  withdrawals  from  the  Fixed  Interest
      Account.  Partial  withdrawals  during the Annuity  Period will reduce the amount of future Annuity Payments.

ANNUITY OPTIONS

      The Contract provides for seven Annuity Options. Other Annuity Options may be available upon request at the discretion of the Company.  If no Annuity
      Option has been selected,  Annuity  Payments will be made to the Annuitant under  Option 2 which  shall be an  annuity  payable  monthly  during  the lifetime  of the  Annuitant  with  payments  guaranteed  to be made for 10 years.  A letter will be sent to the Owner on the  Annuity  Payout Date to notify the Owner that Option 2 will be selected  and to give the Owner the opportunity  to  confirm  this  Annuity  Option or to  select a  different
      Annuity Option. The Annuity Options are set forth below.

      OPTION 1 - LIFE INCOME Periodic  Annuity  Payments will be made during the lifetime  of the  Annuitant.  It is  possible  under  this  Option  for an
      Annuitant to receive  only one Annuity  Payment if the  Annuitant's  death occurred prior to the due date of the second Annuity Payment, two if death occurred prior to the due date of the third Annuity Payment, etc. THERE IS
      NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE
      UPON THE DEATH OF THE  ANNUITANT,  REGARDLESS  OF THE  NUMBER OF  PAYMENTS
      RECEIVED.

      OPTION 2 - LIFE  INCOME  WITH  PERIOD  CERTAIN  OF 5, 10,  15, OR 20 YEARS
      Periodic  Annuity  Payments  will  be  made  during  the  lifetime  of the
      Annuitant  with the  promise  that  if,  at the  death  of the  Annuitant, payments have been made for less than a stated period, which may be 5, 10,
      15, or 20 years, as elected, Annuity Payments will be continued during the
      remainder  of  such  period  to  the  Designated  Beneficiary.   UPON  THE
      ANNUITANT'S  DEATH AFTER THE PERIOD CERTAIN,  NO FURTHER ANNUITY  PAYMENTS
      WILL BE MADE.

      OPTION 3 - LIFE INCOME WITH  INSTALLMENT  OR UNIT REFUND  OPTION  Periodic
      Annuity  Payments will be made during the lifetime of the  Annuitant  with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the  number  determined  by  dividing  the amount  applied  under  this  Option by the  amount of the first  payment,
      Annuity  Payments will be continued to the  Designated  Beneficiary  until that number of Annuity Payments has been made.

      OPTION 4 - JOINT AND LAST SURVIVOR  Periodic Annuity Payments will be made during the lifetime of the  Annuitants.  Annuity  Payments will be made as long as either  Annuitant  is  living.  Upon the  death of one  Annuitant,
      Annuity  Payments  continue to the  surviving  annuitant  at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the
      Owner at the time the Annuity  Option is  selected.  With respect to fixed
      Annuity  Payments,  the amount of the Annuity Payment and, with respect to variable Annuity  Payments,  the number of Payment Units used to determine the Annuity Payment is reduced as of the first Annuity  Payment  following the  Annuitant's  death.  It is  possible  under this  Option for only one
      Annuity  Payment  to be made if both  Annuitants  died prior to the second
      Annuity  Payment  due date,  two if both died  prior to the third  Annuity
      Payment  due date,  etc.  AS IN THE CASE OF OPTION 1,  THERE IS NO MINIMUM
      NUMBER OF PAYMENTS  GUARANTEED UNDER THIS OPTION.  PAYMENTS CEASE UPON THE
      DEATH  OF THE  LAST  SURVIVING  ANNUITANT,  REGARDLESS  OF THE  NUMBER  OF
      PAYMENTS RECEIVED.

      OPTION 5 - PAYMENTS FOR SPECIFIED PERIOD Periodic Annuity Payments will be made for a fixed  period,  which may be from 5 to 20 years,  as elected by the Owner.  The amount of each annuity  payment is  determined by dividing
      Account Value by the number of Annuity  Payments  remaining in the period.
      If, at the death of the  Annuitant,  payments have been made for less than the selected fixed period,  the remaining  unpaid payments will be paid to the Designated Beneficiary.

      OPTION 6 - PAYMENTS OF A SPECIFIED AMOUNT Periodic Annuity Payments of the
      amount elected by the Owner will be made until Account Value is exhausted, with the guarantee that, if, at the death of the Annuitant, all guaranteed payments  have not yet been made,  the remaining  unpaid  payments will be paid to the  Designated  Beneficiary.  This Option is  available  only for
      Contracts issued in connection with Non-Qualified Plans.

      OPTION 7 - AGE RECALCULATION  Periodic Annuity Payments will be made based upon the Annuitant's life expectancy,  or the joint life expectancy of the
      Annuitant  and a  beneficiary,  at the  Annuitant's  attained age (and the beneficiary's  attained or adjusted  age, if  applicable)  each year.  The payments are computed by reference to government  actuarial tables and are made until Account Value is exhausted.  Upon the  Annuitant's  death,  any
      Account Value will be paid to the Designated Beneficiary.

SELECTION OF AN OPTION

      You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal  Revenue Code for pertinent  limitations  respecting  Annuity
      Payments  and other  matters.  For  instance,  Qualified  Plans  generally require that Annuity  Payments begin no later than April 1 of the calendar year  following  the year in which the  Annuitant  reaches  age 70 1/2. In addition, under Qualified Plans, the period elected for receipt of Annuity
      Payments under Annuity  Options (other than life income)  generally may be no longer than the joint life  expectancy of the Annuitant and beneficiary in the year that the  Annuitant  reaches  age 70 1/2,  and must be shorter than such joint life  expectancy if the beneficiary is not the Annuitant's spouse  and is  more  than  10  years  younger  than  the  Annuitant.  For
      Non-Qualified  Plans,  the Company does not allow  Annuity  Payments to be deferred beyond the Annuitant's 90th birthday.

ANNUITY PAYMENTS

      Annuity  Payments  under  Options 1 through 4 are based upon annuity rates that vary with the Annuity  Option  selected.  The annuity rates will vary based upon the age and sex of the Annuitant,  except that unisex rates are used where required by law. The annuity rates reflect your life expectancy based  upon your age as of the  Annuity  Payout  Date and  gender,  unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table  adjusted  to  reflect  an  assumed  interest  rate  of  3.5% or 5%, compounded annually, as selected by the Owner. In the case of Options 5, 6 and 7, Annuity  Payments are based upon Account  Value  without  regard to annuity rates.  The Company  calculates  variable  Annuity  Payments under
      Options 1 through 4 using Payment  Units.  The value of a Payment Unit for each  Subaccount is determined as of each Valuation Date and was initially
      $1.00.  The  Payment  Unit  value  of a  Subaccount  as of any  subsequent
      Valuation  Date is  determined  by adjusting the Payment Unit value on the
      previous   Valuation   Date  for  (1)  the  interim   performance  of  the
      corresponding  Portfolio of the Funds;  (2) any dividends or distributions paid by the  corresponding  Portfolio;  (3) the mortality and expense risk charge;  (4) the charges,  if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company  determines the number of Payment Units used to calculate each variable  annuity  payment as of the Annuity  Payout  Date.  As  discussed above, the Contract specifies annuity rates for Options 1 through 4, which are the guaranteed  minimum dollar amount of monthly  annuity  payment for each $1,000 of Account Value, less any applicable  premium taxes,  applied to an Annuity  Option.  The Account  Value as of the Annuity  Payout Date,
      less any applicable  premium taxes, is divided by $1,000 and the result is multiplied  by the rate per  $1,000  specified  in the  annuity  tables to determine  the  initial  Annuity  Payment  for a variable  annuity and the guaranteed monthly Annuity Payment for a fixed annuity.

      On the  Annuity  Payout  Date,  the Company  divides the initial  variable
      Annuity  Payment by the value as of that date of the Payment  Unit for the applicable  Subaccount to determine the number of Payment Units to be used in calculating  subsequent Annuity Payments.  If variable Annuity Payments are  allocated to more than one  Subaccount,  the number of Payment  Units will be determined by dividing the portion of the initial variable Annuity
      Payment  allocated  to a  Subaccount  by the  value  of that  Subaccount's
      Payment Unit as of the Annuity Payout Date. The initial  variable  Annuity
      Payment is  allocated to the  Subaccounts  in the same  proportion  as the
      Account  Value is allocated as of the Annuity  Payout Date.  The number of
      Payment Units will remain constant for subsequent Annuity Payments, unless the Owner exchanges Payment Units among Subaccounts.

      Subsequent  variable  Annuity  Payments are calculated by multiplying  the number of Payment  Units  allocated  to a  Subaccount  by the value of the
      Payment Unit as of the date of the Annuity Payment. If the Annuity Payment is allocated to more than one Subaccount,  the Annuity Payment is equal to the sum of the payment amount  determined for each Subaccount.  An example is set forth  below of an  Annuity  Payment  calculation  under  Option 2, assuming  purchase of a Contract by a 60-year-old  male with Account Value of $100,000.

      -------------------------------------------------------------------------------

        Account Value                $100,000                    $100,000
                                                                 --------
        Premium Tax                  -      0                     $1,000  = 100
                                     --------
        Proceeds Under the Contract  $100,000

        Amount determined by reference to annuity table for
        a male, age 60 under Option 2.................................    $4.78

        First Variable Annuity Payment (100 x $4.78)..................     $478

                                                                           NUMBER OF
                          ALLOCATION OF                     PAYMENT        PAYMENT
                             ACCOUNT         FIRST            UNIT           UNITS
                              VALUE         VARIABLE        VALUE ON        USED TO
                              UNDER         ANNUITY          ANNUITY       DETERMINE
                               THE          PAYMENT          PAYOUT        SUBSEQUENT
        SUBACCOUNT           CONTRACT      ALLOCATION         DATE          PAYMENTS

        Equity Income          50%          $239.00     /     $1.51    =     158.2781

        International Stock    50%           239.00     /      1.02    =     234.3137
                                             ------
                                            $478.00

                           NUMBER OF
                            PAYMENT                PAYMENT
                             UNITS                  UNIT
                            USED TO               VALUE ON            AMOUNT OF
                           DETERMINE              SUBSEQUENT          SUBSEQUENT
                           SUBSEQUENT              PAYMENT            ANNUITY
        SUBACCOUNT          PAYMENTS                DATE              PAYMENTS

        Equity Income      158.2781        x        $1.60     =       $253.24

        International      234.3137        x         1.10     =        257.74
        Stock
                                                                       ------
        Subsequent Variable Annuity Payment......................     $510.98
      -------------------------------------------------------------------------------

ASSUMED INTEREST RATE

      As discussed  above,  the annuity  rates for Options 1 through 4 are based upon an assumed interest rate of 3.5% or 5%, compounded  annually,  as you elect  at the  time the  Annuity  Option  is  selected.  Variable  Annuity
      Payments  generally  increase or decrease from one Annuity Payment date to the next  based upon the net  performance  of the  applicable  Subaccounts during the interim period  adjusted for the assumed  interest rate. If the net performance of the Subaccounts is equal to the assumed  interest rate,
      Annuity  Payments  will  remain  constant.   If  the  performance  of  the
      Subaccounts  is greater than the assumed  interest rate, the amount of the
      Annuity Payments will increase and if it is less than the assumed interest rate,  the amount of the Annuity  Payments will decline.  A higher assumed interest  rate,  for  example  5%,  would mean a higher  initial  variable
      Annuity  Payment,  but the amount of the Annuity  Payments  would increase more  slowly in a rising  market  (or the amount of the  Annuity  Payments would  decline  more  rapidly in a falling  market).  Conversely,  a lower assumed  interest  rate,  for  example  3.5%,  would mean a lower  initial variable  Annuity  Payment and more rapidly rising Annuity Payment amounts in a rising market and more slowly declining  Annuity Payment amounts in a falling market.

THE FIXED INTEREST ACCOUNT
--------------------------------------------------------------------------------

      You may allocate all or a portion of your  purchase  payments and exchange
      Account  Value to the Fixed  Interest  Account.  Amounts  allocated to the
      Fixed Interest Account become part of the Company's General Account, which supports the Company's  insurance and annuity  obligations.  The Company's
      General  Account is subject to regulation and  supervision by the New York
      Department of Insurance. In reliance on certain exemptive and exclusionary provisions,  interests  in  the  Fixed  Interest  Account  have  not  been registered as securities under the Securities Act of 1933 (the "1933 Act")
      and the Fixed  Interest  Account has not been  registered as an investment company  under  the  Investment  Company  Act of 1940  (the  "1940  Act").
      Accordingly,  neither the Fixed Interest Account nor any interests therein are generally  subject to the  provisions of the 1933 Act or the 1940 Act.
      The disclosure in this Prospectus  relating to the Fixed Interest Account, however, may be subject to certain generally applicable  provisions of the federal  securities  laws  relating to the  accuracy and  completeness  of statements made in the Prospectus.  This Prospectus is generally  intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information  regarding the
      Fixed Interest Account. For more information  regarding the Fixed Interest
      Account, see "The Contract," page 16.

      Amounts allocated to the Fixed Interest Account become part of the General
      Account of the Company,  which consists of all assets owned by the Company other than those in the Separate  Account and other  separate  accounts of the Company.  Subject to applicable  law, the Company has sole  discretion over the investment of the assets of its General Account.

INTEREST

      Account Value allocated to the Fixed Interest  Account earns interest at a fixed rate or rates that are paid by the Company. The Account Value in the
      Fixed  Interest  Account  earns  interest  at an  interest  rate  that  is guaranteed to be at least an annual effective rate of 3% which will accrue daily  ("Guaranteed  Rate").  Such interest will be paid regardless of the
      actual  investment   experience  of  the  Company's  General  Account.  In
      addition,  the  Company  may  in its  discretion  pay  interest  at a rate
      ("Current  Rate")  that  exceeds the  Guaranteed  Rate.  The Company  will determine the Current Rate, if any, from time to time.

      Account Value  allocated or exchanged to the Fixed  Interest  Account will earn  interest  at the  Current  Rate,  if any, in effect on the date such portion of Account  Value is allocated or exchanged to the Fixed  Interest
      Account.  The  Current  Rate paid on any such  portion  of  Account  Value allocated or exchanged to the Fixed  Interest  Account will be  guaranteed for rolling one-year periods (each a "Guarantee Period").  Upon expiration of any Guarantee  Period,  a new  Guarantee  Period begins with respect to that  portion of Account  Value,  which will earn  interest at the Current
      Rate,  if any,  declared  by the  Company  as of the  first day of the new
      Guarantee Period.

      Account Value allocated or exchanged to the Fixed Interest  Account at one point in time may be credited  with a different  Current Rate than amounts allocated or exchanged to the Fixed  Interest  Account at another point in time. For example, amounts allocated to the Fixed Interest Account in June may be credited  with a different  Current Rate than amounts  allocated to the Fixed  Interest  Account  in July.  Therefore,  at any  time,  various portions of a Contractowner's  Account Value in the Fixed Interest Account
      may be earning  interest at different  Current  Rates  depending  upon the point in time such  portions  were  allocated  or  exchanged  to the Fixed
      Interest  Account.  The Company bears the investment  risk for the Account
      Value  allocated to the Fixed Interest  Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Interest Account.

      For purposes of  determining  the interest rates to be credited on Account
      Value in the Fixed  Interest  Account,  withdrawals  or exchanges from the
      Fixed  Interest  Account will be deemed to be taken first from any portion of Account  Value  allocated to the Fixed  Interest  Account for which the
      Guarantee Period expires during the calendar month in which the withdrawal or exchange is effected,  then in the order beginning with that portion of such Account Value which has the longest amount of time  remaining  before the end of its Guarantee Period and ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more  information  about exchanges and withdrawals from the Fixed Interest
      Account, see "Exchanges and Withdrawals" below.

DEATH BENEFIT

      The  death  benefit  under the  Contract  will be  determined  in the same fashion  for a  Contract  that has  Account  Value in the  Fixed  Interest
      Account  as  for a  Contract  that  has  Account  Value  allocated  to the
      Subaccounts. See "Death Benefit," page 22.

CONTRACT CHARGES

      Premium taxes will be the same for  Contractowners  who allocate  purchase payments or exchange  Account Value to the Fixed  Interest  Account as for
      those who allocate  purchase  payments to the Subaccounts.  The charge for mortality  and  expense  risks  will not be  assessed  against  the  Fixed
      Interest  Account,  and any amounts that the Company pays for income taxes allocable  to the  Subaccounts  will  not be  charged  against  the  Fixed
      Interest  Account.  In addition,  the investment  management  fees and any other  expenses  paid by the Funds will not be paid directly or indirectly by  Contractowners  to the extent the Account  Value is  allocated  to the
      Fixed Interest Account;  however, such Contractowners will not participate in the investment experience of the Subaccounts.

EXCHANGES AND WITHDRAWALS

      Amounts  may be  exchanged  from the  Subaccounts  to the  Fixed  Interest
      Account and from the Fixed Interest Account to the Subaccounts, subject to the following  limitations.  Exchanges from the Fixed Interest Account are allowed only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the exchange is effected,  (2) pursuant to the Dollar Cost  Averaging  Option  provided  that such  exchanges  are scheduled  to be made over a period  of not less  than one  year,  and (3)
      pursuant to the Asset  Rebalancing  Option,  provided that upon receipt of the Asset Rebalancing Request,  Account Value is allocated among the Fixed
      Interest  Account and the Subaccounts in the  percentages  selected by the
      Contractowner  without  violating the  restrictions  on exchanges from the
      Fixed   Interest   Account  set  forth  in  (1)  above.   Accordingly,   a
      Contractowner who desires to implement the Asset Rebalancing Option should do so at a time  when  Account  Value  may be  exchanged  from  the  Fixed
      Interest  Account to the  Subaccounts in the  percentages  selected by the
      Contractowner  without  violating the  restrictions  on exchanges from the
      Fixed Interest Account.  Once an Asset Rebalancing  Option is implemented, the restrictions on exchanges will not apply to exchanges made pursuant to the  Option.  Up to six  exchanges  are allowed in any  Contract  Year and exchanges  pursuant to the Dollar  Cost  Averaging  and Asset  Rebalancing
      Options are not included in the six exchanges  allowed per Contract  Year.
      The minimum  exchange amount is $500 ($200 under the Dollar Cost Averaging
      Option) or the amount remaining in the Fixed Interest Account.

      If  Account  Value is being  exchanged  from the  Fixed  Interest  Account pursuant  to the Dollar  Cost  Averaging  or Asset  Rebalancing  Option or
      withdrawn  from  the  Fixed  Interest   Account   pursuant  to  systematic
      withdrawals, any purchase payment allocated to, or Account Value exchanged to or from, the Fixed Interest Account will  automatically  terminate such
      Dollar  Cost   Averaging  or  Asset   Rebalancing   Option  or  systematic
      withdrawals,  and any withdrawal  from the Fixed  Interest  Account or the
      Subaccounts will automatically  terminate the Asset Rebalancing Option. In the event of automatic  termination of any of the foregoing  options,  the
      Company  shall so notify  the  Contractowner,  and the  Contractowner  may reestablish  Dollar  Cost  Averaging,  Asset  Rebalancing,  or  systematic withdrawals by sending a written request to the Company, provided that the
      Owner's  Account Value at that time meets any minimum amount  required for the Dollar Cost Averaging or Asset Rebalancing Option.

      The  Contractowner  may also make full withdrawals to the same extent as a
      Contractowner  who has  allocated  Account  Value  to the  Subaccounts.  A
      Contractowner  may  make a  partial  withdrawal  from the  Fixed  Interest
      Account only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the partial withdrawal is effected, (2)
      pursuant to systematic  withdrawals,  and (3) once per Contract Year in an amount up to the greater of $5,000 or 10% of Account  Value  allocated  to the  Fixed  Interest  Account  at  the  time  of the  partial  withdrawal.
      Systematic  withdrawals from Account Value allocated to the Fixed Interest
      Account  must  provide  for  payments  over a period  of not less  than 36 months.  See  "Full  and  Partial  Withdrawals,"  page 20 and  "Systematic
      Withdrawals," page 21.

PAYMENTS FROM THE FIXED INTEREST ACCOUNT

      The Company  reserves the right to delay any full and partial  withdrawals and exchanges from the Fixed Interest Account for up to six months after a written  request in proper  form is received  by the  Company.  During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the  amounts  allocated  to the Fixed  Interest
      Account.  The  Company  does not expect to delay  payments  from the Fixed
      Interest Account and will notify you if there will be a delay.

MORE ABOUT THE CONTRACT
--------------------------------------------------------------------------------

OWNERSHIP

      The Contractowner is the person named as such in the application or in any
      later  change  shown  in  the  Company's   records.   While  living,   the
      Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity  that is not a  living  person,  such as a  trust  or  corporation, referred to herein as  "Non-Natural  Persons."  See "Federal Tax Matters,"
      below.

      JOINT  OWNERS.  The Joint  Owners  will be joint  tenants  with  rights of survivorship  and upon the death of an Owner, the surviving Owner shall be the sole Owner.  Any Contract  transaction  requires the  signature of all persons  named  jointly.  Joint  Owners are  permitted  only on a Contract issued pursuant to a Non-Qualified Plan.

DESIGNATION AND CHANGE OF BENEFICIARY

      The Beneficiary is the individual  named as such in the application or any later change shown in the Company's records.  The Contractowner may change the  Beneficiary  at any time  while the  Contract  is in force by written request on a form  provided and  received by the Company.  The change will not be binding on the  Company  until it is received  and  recorded by the
      Company.  The change will be  effective as of the date this form is signed subject to any payments made or other actions taken by the Company  before the change is  received  and  recorded.  A  Secondary  Beneficiary  may be designated.  The Owner may designate a permanent  Beneficiary whose rights under the Contract cannot be changed without the Beneficiary's consent.

NON-PARTICIPATING

      The  Company  is a stock  life  insurance  company  and,  accordingly,  no dividends are paid by the Company on the Contract.

PAYMENTS FROM THE SEPARATE ACCOUNT

      The  Company  will pay any full or  partial  withdrawal  benefit  or death benefit proceeds from Account Value allocated to the Subaccounts, and will effect an exchange  between  Subaccounts or from a Subaccount to the Fixed
      Interest  Account  within  seven  days  from the  Valuation  Date a proper request is received by the Company.  However, the Company can postpone the calculation  or payment of such a payment or exchange of amounts  from the
      Subaccounts to the extent  permitted under  applicable law, for any period during  which:  (a) the New York  Stock  Exchange  is  closed  other  than customary weekend and holiday closings,  (b) trading on the New York Stock
      Exchange is restricted  as determined by the SEC, or (c) an emergency,  as determined  by the SEC,  exists  as a  result  of which  (i)  disposal  of securities held by the Separate Account is not reasonably practicable,  or
      (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account.

PROOF OF AGE AND SURVIVAL

      The Company  may  require  proof of age or survival of any person on whose life Annuity Payments depend.

MISSTATEMENTS

      If the age or sex of an Annuitant  or age of an Owner has been  misstated, the correct amount paid or payable by the Company under the Contract shall be such as the Account  Value would have  provided  for the correct age or sex (unless unisex rates apply).

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

INTRODUCTION

      The  Contract  described  in  this  Prospectus  is  designed  for  use  by individuals  in retirement  plans which may or may not be Qualified  Plans under the provisions of the Internal Revenue Code ("Code").

      The  ultimate  effect of federal  income taxes on the amounts held under a
      Contract, on Annuity Payments,  and on the economic benefits to the Owner, the  Annuitant,  and the  Beneficiary  or other payee will depend upon the type of retirement  plan for which the Contract is purchased,  the tax and employment  status  of the  individuals  involved,  and a number  of other factors. The discussion of the federal income tax considerations  relating to a  contract  contained  herein  and  in  the  Statement  of  Additional
      Information  is general in nature and is not intended to be an  exhaustive discussion  of  all  questions  that  might  arise  in  connection  with a
      Contract.  It is based upon the  Company's  understanding  of the  present federal income tax laws as currently  interpreted by the Internal  Revenue
      Service ("IRS"),  and is not intended as tax advice.  No representation is made  regarding the  likelihood  of  continuation  of the present  federal income  tax  laws  or of the  current  interpretations  by the  IRS or the
      courts.   Future  legislation  may  affect  annuity  contracts  adversely.
      Moreover,  no attempt has been made to consider  any  applicable  state or other laws.  Because of the  inherent  complexity  of the tax laws and the fact that tax results will vary according to the particular  circumstances of the  individual  involved and, if  applicable,  the  Qualified  Plan, a person should consult a qualified tax adviser  regarding the purchase of a
      Contract, the selection of an Annuity Option under a Contract, the receipt of Annuity Payments under a Contract, or any other transaction involving a
      Contract (including an exchange).  THE COMPANY DOES NOT MAKE ANY GUARANTEE
      REGARDING  THE TAX  STATUS  OF,  OR TAX  CONSEQUENCES  ARISING  FROM,  ANY
      CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT

      GENERAL

      The Company intends to be taxed as a life insurance  company under Part I,
      Subchapter L of the Code.  Because the operations of the Separate  Account form a part  of the  Company,  the  Company  will be  responsible  for any federal income taxes that become payable with respect to the income of the
      Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES

      A charge may be made  against the Separate  Account for any federal  taxes incurred by the Company that are attributable to the Separate Account, the
      Subaccounts,  or to the  operations  of the  Company  with  respect to the
      Contract or attributable to payments, premiums, or acquisition costs under the  Contract.  The Company  will  review the  question of a charge to the
      Separate  Account,  the  Subaccounts,  or the  Contracts for the Company's
      federal taxes  periodically.  Charges may become necessary if, among other reasons,  the tax treatment of the Company or of income and expenses under the Contracts is  ultimately  determined to be other than what the Company currently  believes  it to be, if there are  changes  made in the  federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under  current  laws,  the  Company  may incur  state and local  taxes (in addition to premium taxes) in several states. At present,  these taxes are not  significant.  If there is a material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate
      Account or the  Subaccounts  for such taxes,  if any,  attributable to the
      Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS

      Each of the Portfolios will be required to adhere to regulations issued by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset  diversification  requirements for investment companies whose shares
      are  sold  to  insurance   company  separate   accounts  funding  variable
      contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Portfolio may be represented by any one  investment,  no more than 70% may be represented by any two investments,  no more than 80%
      may be represented by any three  investments,  and no more than 90% may be represented  by any four  investments.  For  purposes  of Section  817(h), securities of a single issuer generally are treated as one investment, but obligations  of the U.S.  Treasury  and each U.S.  Governmental  agency or instrumentality  generally are treated as securities of separate  issuers.
      The Separate Account,  through the Portfolios,  intends to comply with the diversification requirements of Section 817(h).

      In certain  circumstances,  owners of variable  annuity  contracts  may be considered the owners,  for federal income tax purposes,  of the assets of
      the  separate   account  used  to  support  their   contracts.   In  those
      circumstances,  income and gains from the separate account assets would be includible  in the  variable  contractowner's  gross  income.  The IRS has stated  in  published  rulings  that  a  variable  contractowner  will  be considered  the owner of  separate  account  assets  if the  contractowner possesses  incidents of ownership in those assets,  such as the ability to exercise  investment control over the assets. The Treasury Department also announced,  in  connection  with the  issuance of  regulations  concerning
      diversification,   that  those   regulations  "do  not  provide   guidance
      concerning the  circumstances in which investor control of the investments
      of  a  segregated   asset  account  may  cause  the  investor  (i.e.,  the
      policyowner),  rather  than the  insurance  company,  to be treated as the owner of the assets in the account."  This  announcement  also stated that guidance  would be issued by way of  regulations or rulings on the "extent
      to  which   policyholders  may  direct  their  investments  to  particular subaccounts  without being treated as owners of the underlying assets." As of the date of this Prospectus, no guidance applicable to the Contract has been issued.

      The  ownership  rights under the Contract are similar to, but different in certain  respects from,  those described by the IRS in rulings in which it was  determined  that  policyowners  were not owners of  separate  account assets. For example,  in the present case the Contractowner has additional flexibility in allocating  purchase  payments and Contract  Values than in the cases described in the rulings.  These  differences  could result in a
      Contractowner  being  treated  as the owner of a pro rata  portion  of the assets of the Separate  Account.  In  addition,  the Company does not know what  standards will be set forth,  if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as deemed appropriate by  the  Company,  to  attempt  to  prevent  a  Contractowner  from  being considered  the owner of a pro rata  share of the  assets of the  Separate
      Account.   Moreover,   in  the  event  that  regulations  or  rulings  are
      promulgated, there can be no assurance that the Portfolios will be able to operate as currently  described in the Prospectus,  or that the Funds will not have to change any  Portfolio's  investment  objective  or  investment policies.

      INCOME TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS

      Section 72 of the Code governs the taxation of  annuities.  In general,  a
      Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract.  However,  the
      increase  in  value  may  be  subject  to  tax  currently   under  certain
      circumstances.  See "Contracts Owned by Non-Natural  Persons," page 35 and
      "Diversification  Standards," page 33. Withholding of federal income taxes on all  distributions  may be required  unless a recipient who is eligible elects not to have any amounts withheld and properly  notifies the Company of that election.

      > SURRENDERS OR WITHDRAWALS  PRIOR TO THE ANNUITY PAYOUT DATE Code Section
        72 provides  that amounts  received  upon a total or partial  withdrawal
        (including systematic  withdrawals) from a Contract prior to the Annuity
        Payout Date generally will be treated as gross income to the extent that the  cash  value  of the  Contract  (determined  without  regard  to any surrender  charge  in the  case of a  partial  withdrawal)  exceeds  the
        "investment in the  contract." The  "investment in the contract" is that portion,  if any, of purchase  payments  paid under a Contract  less any distributions  received  previously under the Contract that are excluded from the  recipient's  gross  income.  The  taxable  portion is taxed at ordinary  income  tax rates.  For  purposes  of this  rule,  a pledge or assignment of a Contract is treated as a payment  received on account of a partial  withdrawal of a Contract.  Similarly,  loans under a Contract are generally treated as distributions under the Contract.

      > SURRENDERS  OR  WITHDRAWALS  ON OR AFTER THE ANNUITY  PAYOUT DATE Upon a
        complete  surrender,  the amount  received is taxable to the extent that the cash value of the Contract  exceeds the  investment in the Contract.
        The taxable  portion of such payments  will be taxed at ordinary  income tax rates.  For fixed  Annuity  Payments,  the  taxable  portion of each payment  generally  is  determined  by  using  a  formula  known  as the
        "exclusion  ratio," which  establishes  the ratio that the investment in the Contract bears to the total expected amount of Annuity  Payments for the term of the Contract.  That ratio is then applied to each payment to determine the non-taxable portion of the payment.  The remaining portion of each payment is taxed at ordinary income rates.  For variable Annuity
        Payments,  the taxable  portion of each payment is determined by using a
        formula  known  as  the  "excludable   amount,"  which  establishes  the
        non-taxable portion of each payment.  The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable  annuity  payment is taxable.  Once the  excludable  portion of
        Annuity  Payments to date equals the  investment  in the  Contract,  the balance of the Annuity Payments will be fully taxable.

      > PENALTY  TAX ON  CERTAIN  SURRENDERS  AND  WITHDRAWALS  With  respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is generally  imposed  equal to 10% of the portion of such amount which is includible in gross income.  However, the penalty tax is not  applicable  to  withdrawals:  (i) made on or after the death of the owner  (or  where  the  owner  is not an  individual,  the  death of the
        "primary  annuitant,"  who is  defined as the  individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable to the taxpayer's becoming totally  disabled within the meaning of Code Section  72(m)(7);
        (iii)  which  are  part of a  series  of  substantially  equal  periodic payments (not less  frequently than annually) made for the life (or life expectancy)  of  the  taxpayer,  or  the  joint  lives  (or  joint  life expectancies)  of the  taxpayer  and his or her  beneficiary;  (iv) from certain  qualified plans; (v) under a so-called  qualified funding asset
        (as defined in Code Section  130(d));  (vi) under an  immediate  annuity contract;  or (vii) which are purchased by an employer on termination of certain  types of  qualified  plans and  which are held by the  employer until the employee separates from service.

        If the  penalty  tax does not apply to a surrender  or  withdrawal  as a result  of the  application  of item  (iii)  above,  and the  series  of payments  are  subsequently  modified  (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount  (determined by the regulations) equal to the tax that would have been  imposed  but for item  (iii)  above,  plus interest for the deferral period,  if the  modification  takes place (a)
        before the close of the period  which is five years from the date of the first  payment and after the taxpayer  attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

      ADDITIONAL CONSIDERATIONS

      > DISTRIBUTION-AT-DEATH  RULES  In  order  to be  treated  as  an  annuity contract,  a Contract must provide the following two distribution rules:
        (a) if any owner dies on or after the Annuity  Payout  Date,  and before the entire interest in the Contract has been distributed,  the remainder of the owner's  interest will be  distributed at least as quickly as the distribution method in effect on the owner's death; and (b) if any owner dies before the Annuity Payout Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary,  must be annuitized over the life of that  designated  beneficiary  or over a  period  not  extending beyond the life expectancy of that  beneficiary,  commencing  within one year  after  the  date of  death of the  owner.  If the sole  designated beneficiary is the spouse of the deceased owner, the Contract  (together with the  deferral of tax on the accrued and future  income  thereunder)
        may be continued in the name of the spouse as owner.

        Generally,  for purposes of determining  when  distributions  must begin under the  foregoing  rules,  where an owner is not an  individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the  case of  joint  owners,  the  distribution-at-death  rules  will be applied by treating  the death of the first owner as the one to be taken into account in determining  generally when distributions must commence, unless the sole Beneficiary is the deceased owner's spouse.

      > GIFT  OF  ANNUITY  CONTRACTS  Generally,  gifts  of  Non-Qualified  Plan
        Contracts  prior to the Annuity Payout Date will trigger tax on the gain on the  Contract,  with the  donee  getting a  stepped-up  basis for the amount included in the donor's income.  The 10% penalty tax and gift tax also may be  applicable.  This  provision  does not  apply to  transfers between spouses or incident to a divorce.

      > CONTRACTS  OWNED BY  NON-NATURAL  PERSONS If the  Contract  is held by a non-natural  person (for  example,  a  corporation),  the income on that
        Contract  (generally  the  increase  in net  surrender  value  less  the purchase  payments) is includible in taxable  income each year. The rule does not  apply  where  the  Contract  is  acquired  by the  estate of a decedent,  where the  Contract  is held by certain  types of  retirement plans,  where the Contract is a qualified  funding asset for  structured settlements,  where the  Contract is  purchased on behalf of an employee upon  termination  of a qualified  plan,  and in the case of a so-called immediate  annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      > MULTIPLE  CONTRACT  RULE For purposes of  determining  the amount of any
        distribution   under  Code  Section  72(e)   (amounts  not  received  as
        annuities) that is includible in gross income, all Non-Qualified annuity contracts  issued by the same insurer to the same  Contractowner  during any  calendar  year are to be  aggregated  and treated as one  contract.
        Thus,  any  amount  received  under  any  such  contract  prior  to  the contract's Annuity Payout Date, such as a partial withdrawal,  dividend, or loan,  will be taxable (and possibly  subject to the 10% penalty tax)
        to the extent of the combined income in all such contracts.

        In addition,  the Treasury Department has broad regulatory  authority in applying  this  provision  to prevent  avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities  (on and after the Annuity  Payout  Date) under  annuity  contracts  issued by the same company  to the same  owner  during  any  calendar  year.  In this case,
        Annuity Payments could be fully taxable (and possibly subject to the 10%
        penalty tax) to the extent of the combined  income in all such contracts and regardless of whether any amount would  otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      > POSSIBLE TAX CHANGES In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities.
        There is always the  possibility  that the tax  treatment  of  annuities could  change by  legislation  or other means (such as IRS  regulations, revenue rulings, and judicial decisions).  Moreover,  although unlikely, it is also possible  that any  legislative  change could be  retroactive
        (that is, effective prior to the date of such change).

      > TRANSFERS,  ASSIGNMENTS,  OR  EXCHANGES  OF A  CONTRACT  A  transfer  of ownership of a Contract,  the  designation  of an Annuitant,  Payee,  or other  Beneficiary  who is not also the Owner,  the selection of certain
        Annuity Payout Dates or the exchange of a Contract may result in certain tax  consequences to the Owner that are not discussed  herein.  An Owner contemplating  any such  transfer,  assignment,  selection,  or exchange should  contact a qualified  tax adviser with  respect to the  potential effects of such a transaction.

QUALIFIED PLANS

      The Contract may be used as a Qualified  Plan that meets the  requirements of an individual  retirement  annuity  ("IRA") under Section 408 or a Roth
      IRA under  Section 408A, of the Code. No attempt is made herein to provide more than general information about the use of the Contract as a Qualified
      Plan. Contractowners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any  benefits  under such  Qualified  Plans may be limited by applicable  law,  regardless of the terms and conditions of the
      Contract issued in connection therewith.

      The  amount  that may be  contributed  to a  Qualified  Plan is subject to
      limitations  under  the  Code.  In  addition,   early  distributions  from
      Qualified  Plans  may be  subject  to  penalty  taxes.  Furthermore,  most
      Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result,  the minimum distribution  rules may limit the  availability of certain Annuity Options
      to  certain   Annuitants   and  their   beneficiaries.   These  rules  and
      requirements  may not be  incorporated  into our  Contract  administration procedures. Therefore,  Contractowners,  Annuitants, and Beneficiaries are
      responsible for determining that contributions,  distributions,  and other transactions with respect to the Contracts comply with applicable law.

      THE FOLLOWING IS A BRIEF DESCRIPTION OF QUALIFIED PLANS AND THE USE OF THE
      CONTRACT THEREWITH:

      > SECTION 408 AND SECTION 408A

        INDIVIDUAL  RETIREMENT  ANNUITIES.  Section  408  of  the  Code  permits eligible individuals to establish individual retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
        The Contract  may be  purchased  as an IRA.  The IRAs  described in this paragraph are called  "traditional  IRAs" to distinguish them from "Roth
        IRAs" which are described below.

        IRAs are subject to limitations  on the amount that may be  contributed, the persons who may be eligible, and on the time when distributions must
        commence.   Depending  upon  the   circumstances   of  the   individual,
        contributions  to a  traditional  IRA  may be made  on a  deductible  or nondeductible  basis.  IRAs  may  not be  transferred,  sold,  assigned, discounted, or pledged as collateral for a loan or other obligation. The annual  premium  for an IRA may not be fixed and may not exceed  $2,000.
        Any refund of premium must be applied to the payment of future  premiums or the purchase of additional benefits.

        Sale of the  Contract  for use  with  IRAs  may be  subject  to  special requirements  imposed by the IRS.  Purchasers  of the  Contract for such purposes will be provided with such supplementary  information as may be required by the IRS and will have the right to revoke the Contract under
        certain   circumstances.   See  the  IRA  Disclosure   Statement   which
        accompanies this Prospectus.

        An  individual's  interest  in  a  traditional  IRA  must  generally  be distributed  or begin to be  distributed  not later  than April 1 of the calendar  year  following  the  calendar  year in which  the  individual reaches age 70 1/2  ("required  beginning  date").  The  Contractowner's retirement  date, if any, will not affect his or her required  beginning date.  Periodic  distributions  must not  extend  beyond the life of the individual or the lives of the individual  and a designated  beneficiary
        (or over a period extending beyond the life expectancy of the individual or  the  joint  life  expectancy  of  the  individual  and a  designated beneficiary).  New  Regulations  proposed by the IRS in January 2001 may
        significantly   change  these  minimum  required   distribution   rules,
        generally  by  reducing  the  amount  of  the  required   distributions,
        beginning  in  2002.  These  proposed  rules  may  be  used  under  some circumstances for distributions attributable to the year 2001.

        If an  individual  dies before  reaching his or her  required  beginning date,  the  individual's  entire  interest must generally be distributed within five years of the individual's death. However, the five-year rule will be deemed satisfied if distributions  begin before the close of the calendar  year  following  the  year  of  the  individual's  death  to a designated beneficiary and are made over the life of the beneficiary (or
        over  a  period  not  extending   beyond  the  life  expectancy  of  the
        beneficiary).   If  the  designated   beneficiary  is  the  individual's
        surviving  spouse,  distributions  may be delayed  until the  individual would have reached age 70 1/2.

        If an individual dies after reaching his or her required beginning date, the  individual's  interest must  generally be  distributed  at least as rapidly as under the method of distribution in effect at the time of the individual's death.

        Distributions from IRAs are generally taxed under Code Section 72. Under these  rules,  a portion of each  distribution  may be  excludable  from income. The amount excludable from the individual's income is the amount of the  distribution  which  bears  the same  ratio as the  individual's nondeductible  contributions  to all IRAs  bear to the  expected  return under the IRAs.

        The IRS has not reviewed the Contract for  qualification  as an IRA, and has not addressed in a ruling of general  applicability  whether a death benefit  provision  such as the provision in the Contract  comports with
        IRA qualification requirements.

        ROTH IRAS.  Section 408A of the Code  permits  eligible  individuals  to establish a Roth IRA, a type of IRA which became  available in 1998. The
        Contract may be purchased as a Roth IRA. Contributions to a Roth IRA are not deductible,  but withdrawals that meet certain  requirements are not subject to federal  income tax.  Sale of the  Contract for use with Roth
        IRAs  may be  subject  to  special  requirements  imposed  by  the  IRS.
        Purchasers  of the Contract for such purposes will be provided with such supplementary  information  as  may be  required  by  the  IRS or  other appropriate agency, and will have the right to revoke the Contract under certain  requirements.  Unlike  a  traditional  IRA,  Roth  IRAs are not
        subject   to   minimum   required    distribution   rules   during   the
        Contractowner's  life time.  Generally,  however,  upon the death of the
        Contractowner, the amount in a remaining Roth IRA must be distributed in the same manner as a traditional IRA as described above.

        The IRS has not reviewed the Contract for  qualifications  as a Roth IRA and has not  addressed  in a ruling of general  applicability  whether a death benefit  provision such as the provision in the Contract  comports with Roth IRA qualification.

      > TAX PENALTIES

        PREMATURE  DISTRIBUTION TAX.  Distributions from a Qualified Plan before the owner reaches age 59 1/2 are generally  subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to  distributions:  (i) made on or after the death of the Owner; (ii) attributable to the Owner's disability;  (iii) which are part of a series of substantially equal periodic payments made (at least annually)  for the life (or life  expectancy)  of the Owner or the joint lives  (or  joint  life  expectancies)  of the  Owner  and a  designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution;  (vi) that are rolled over or  transferred  in  accordance  with Code  requirements;  (vii)  which, subject to  certain  restrictions,  do not  exceed the health  insurance premiums paid by unemployed individuals in certain cases; (viii) made to
        pay  "qualified  higher  education   expenses";   or  (ix)  for  certain
        "qualified first-time homebuyer distributions."

        MINIMUM  DISTRIBUTION  TAX. If the amount  distributed  from all of your
        IRAs is less than the minimum  required  distribution  for the year, you are subject to a 50% tax on the amount that was not properly distributed from all of your IRAs.

      > WITHHOLDING

        Periodic distributions (e.g., annuities and installment payments) from a
        Qualified  Plan  that  will  last for a period  of 10 or more  years are generally  subject  to  voluntary  income  tax  withholding.  The amount withheld  on such  periodic  distributions  is  determined  at the  rate applicable  to wages.  The  recipient  of a  periodic  distribution  may generally elect not to have withholding apply.

        Nonperiodic  distributions (e.g., lump sums and annuities or installment payments  of less than 10 years)  from an IRA are  subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

        The above description of the federal income tax consequences  applicable to Qualified  Plans which may be funded by the Contract  offered by this
        Prospectus  is only a brief  summary and is not  intended as tax advice.
        The rules  governing  the  provisions  of Qualified  Plans are extremely complex  and often  difficult  to  comprehend.  Anything  less than full compliance  with the  applicable  rules,  all of which  are  subject  to change, may have adverse tax consequences.  A prospective  Contractowner considering  adoption of a Qualified  Plan and purchase of a Contract in connection  therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING OF FUND SHARES

      You  indirectly  (through the  Separate  Account)  purchase  shares of the
      Portfolios when you allocate  purchase  payments to the  Subaccounts.  The
      Company owns shares of the  Portfolios  in the  Separate  Account for your benefit. Under current law, the Company will vote shares of the Portfolios held in the  Subaccounts in accordance with voting  instructions  received from Owners having the right to give such instructions.  You will have the right to give  voting  instructions  to the extent  that you have  Account
      Value  allocated to the particular  Subaccount.  The Company will vote all shares it owns through the Subaccount in the same proportion as the shares for which it receives voting  instructions from Owners.  The Company votes shares  in  accordance  with  its  current  understanding  of the  federal securities  laws. If the Company later  determines that it may vote shares of the Funds in its own right, it may elect to do so.

      Unless  otherwise  required by  applicable  law, the number of shares of a particular  Portfolio as to which you may give voting  instructions to the
      Company is  determined by dividing your Account Value in a Subaccount on a particular  date by the net asset value per share of that  Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be given will be determined as of the date established by the Fund for determining  shareholders  eligible to vote at the meeting of the Fund. If required by the SEC, the Company  reserves the right to determine in a different  fashion the voting rights  attributable to the shares of the Funds.  Voting  instructions may be cast in person or by proxy. Voting rights attributable to your Account Value in a Subaccount for which you do not submit  timely voting  instructions  will be voted by the Company in the same  proportion  as the voting  instructions  that are
      received  in  a  timely  manner  for  Contracts   participating   in  that
      Subaccount.

SUBSTITUTION OF INVESTMENTS

      The Company reserves the right, subject to compliance with the law as then in effect,  to make additions to,  deletions from,  substitutions  for, or combinations  of the securities  that are held by the Separate  Account or any  Subaccount  or  that  the  Separate  Account  or any  Subaccount  may purchase. If shares of any or all of the Portfolios of the Funds should no longer be available for investment,  or if the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners  and that further  investment in shares of the  Portfolio(s)  would cause undue risk to the Company,  the Company may substitute shares of another Portfolio of the Funds or of a different fund for shares already  purchased,  or to be purchased in the future under the
      Contract.  The Company may also purchase,  through the  Subaccount,  other securities for other classes of contracts,  or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek  prior  approval  of the SEC,  and  comply  with the  filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate  Account  that would invest in a new  Portfolio of one of the
      Funds or in shares of another  investment  company,  a series thereof,  or other suitable investment  vehicle.  New Subaccounts may be established by the  Company  with  the  consent  of  Investment  Services,  and  any  new
      Subaccount  will be made  available  to  existing  Owners on a basis to be determined by the Company and  Investment  Services.  The Company may also eliminate  or  combine  one or more  Subaccounts  if  marketing,  tax,  or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the  General  Account  with the  consent of  Investment  Services.  The
      Company  also  reserves  the  right,  subject to any  required  regulatory approvals, to transfer assets of any Subaccount of the Separate Account to another  separate  account or  Subaccount  with the consent of  Investment
      Services.

      In the event of any such  substitution  or change,  the  Company  may,  by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by the Company to be in the best interests of persons having voting rights  under the  Contracts,  the  Separate  Account may be operated as a management  investment  company  under  the  1940  Act or any  other  form permitted by law; it may be deregistered  under that Act in the event such registration  is no longer  required;  or it may be  combined  with  other separate  accounts  of the  Company or an  affiliate  thereof.  Subject to compliance  with  applicable law, the Company also may combine one or more
      Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

      The Company reserves the right,  without the consent of Owners, to suspend sales of the Contract as  presently  offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state  statute,  rule,  or  regulation,  including  but not limited to requirements  for annuity  contracts and retirement plans under the Internal Revenue Code and regulations  thereunder or any state statute or regulation. The Company also reserves the right to limit the amount and frequency of subsequent purchase payments.

REPORTS TO OWNERS

      A statement  will be sent annually to each  Contractowner  setting forth a summary of the transactions  that occurred during the year, and indicating the Account Value as of the end of each year.  In addition,  the statement will indicate the  allocation  of Account  Value among the Fixed  Interest
      Account and the  Subaccounts  and any other  information  required by law.
      Confirmations  will also be sent upon purchase  payments,  exchanges,  and full and  partial  withdrawals.  Certain  transactions  will be  confirmed quarterly.  These  transactions  include  exchanges  under the Dollar Cost
      Averaging and Asset Rebalancing  Options,  purchase payments made under an
      Automatic  Investment  Program,   systematic   withdrawals,   and  Annuity
      Payments.

      Each  Contractowner  will also  receive  an annual and  semiannual  report containing financial  statements for the Portfolios,  which will include a list of the  portfolio  securities of the  Portfolios,  as required by the
      1940  Act,  and/or  such  other  reports  as may be  required  by  federal securities laws.

TELEPHONE EXCHANGE PRIVILEGES

      You  may  request  an  exchange  of  Account  Value  by  telephone  if  an
      Authorization for Telephone Requests form ("Telephone  Authorization") has been  completed,  signed,  and filed with the  Company.  The  Company  has established  procedures  to  confirm  that  instructions  communicated  by telephone  are  genuine  and  will not be  liable  for any  losses  due to fraudulent or  unauthorized  instructions,  provided that it complies with
      its  procedures.   The  Company's   procedures  require  that  any  person
      requesting  an exchange by  telephone  provide the account  number and the
      Owner's tax  identification  number and such instructions must be received on a recorded line.  The Company  reserves the right to deny any telephone exchange request.  If all telephone lines are busy (which might occur, for
      example,    during   periods   of   substantial   market    fluctuations),
      Contractowners  might not be able to request  exchanges by  telephone  and would have to submit written requests.

      By authorizing  telephone  exchanges,  you authorize the Company to accept
      and  act  upon  telephonic   instructions  for  exchanges  involving  your
      Contract,  and agree that neither the Company,  nor any of its affiliates, nor the Funds, nor any of their directors,  trustees, officers, employees, or  agents,  will be  liable  for any  loss,  damages,  cost,  or  expense
      (including  attorney's  fees)  arising  out of any  requests  effected  in accordance with the Telephone Authorization and believed by the Company to be genuine, provided that the Company has complied with its procedures. As a result of this policy on telephone requests, the Contractowner will bear the risk of loss  arising  from the  telephone  exchange  privileges.  The
      Company may discontinue,  modify, or suspend telephone exchange privileges at any time.

DISTRIBUTION OF THE CONTRACT

      T. Rowe Price Investment Services,  Inc. ("Investment  Services"),  is the
      distributor  of  the  Contracts.  Investment  Services  also  acts  as the distributor  of  certain  mutual  funds  advised  by T. Rowe Price and TRP
      International.  Investment  Services  is  registered  with  the  SEC  as a broker-dealer  under the  Securities  Exchange Act of 1934,  and in all 50 states, the District of Columbia,  and Puerto Rico. Investment Services is
      a  member  of  the  National  Association  of  Securities  Dealers,   Inc.
      Investment  Services is a wholly owned  subsidiary of T. Rowe Price and is an affiliate of the Funds.

LEGAL PROCEEDINGS

      There are no legal proceedings  pending to which the Separate Account is a party, or which would materially affect the Separate Account.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      Performance  information  for the  Subaccounts  of the  Separate  Account,
      including  the yield and total  return of all  Subaccounts  may  appear in
      advertisements,   reports,  and  promotional   literature  to  current  or
      prospective Owners.

      Current yield for the Prime Reserve Subaccount will be based on investment income received by a hypothetical investment over a given seven-day period
      (less expenses accrued during the period),  and then  "annualized"  (i.e., assuming that the seven-day  yield would be received for 52 weeks,  stated
      in terms of an annual  percentage  return on the  investment).  "Effective yield" for the Prime Reserve  Subaccount is calculated in a manner similar to that used to calculate  yield but reflects  the  compounding  effect of earnings.

      For the  other  Subaccounts,  quotations  of  yield  will be  based on all investment  income per  Accumulation  Unit  earned  during a given  30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment  income by the value of an
      Accumulation  Unit on the last day of the  period.  Quotations  of average annual total return for any  Subaccount  will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a
      Contract  over a period of 1, 5, and 10 years (or, if less, up to the life of the  Subaccount),  and will reflect the  deduction of the mortality and expense  risk charge and may  simultaneously  be shown for other  periods.
      Where the Portfolio in which a Subaccount invests was established prior to inception  of the  Subaccount,  quotations  of total  return  may  include quotations  for  periods  beginning  prior  to the  Subaccount's  date  of inception.  Such quotations of total return are based upon the performance of the Subaccount's  corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

      Performance  information for any Subaccount  reflects only the performance of a  hypothetical  Contract  under which  Account Value is allocated to a
      Subaccount  during a particular time period on which the  calculations are based.  Performance  information  should  be  considered  in  light of the investment  objectives and policies,  characteristics,  and quality of the
      Portfolio  in which the  Subaccount  invests,  and the  market  conditions during  the  given  time  period,  and  should  not  be  considered  as  a representation of what may be achieved in the future. For a description of the methods used to determine  yield and total return for the  Subaccounts and the usage of other performance related information,  see the Statement of Additional Information.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

REGISTRATION STATEMENT

      A  Registration  Statement  under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus has been filed as a part of the  Registration  Statement  and does not contain all  of the  information  set  forth  in the  Registration  Statement  and exhibits thereto, and reference is made to such Registration Statement and exhibits for further information relating to the Company and the Contract.
      Statements contained in this Prospectus, as to the content of the Contract and other legal  instruments,  are summaries.  For a complete statement of the terms thereof,  reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected  and copied at the SEC's  office,  located at 450
      Fifth Street, N.W., Washington, D.C.

FINANCIAL STATEMENTS

      The financial statements of the Company at December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of the Separate Account at December 31, 2000, and for
      the years ended December 31, 2000 and 1999, are included in  the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      The Statement of Additional Information contains more specific information and financial statements relating to the Company and the Separate Account.
      The Table of Contents of the  Statement of Additional  Information  is set
      forth below.

TABLE OF CONTENTS

    General Information and History                                      1
    -----------------------------------------------------------------------
    Distribution of the Contract                                         1
    -----------------------------------------------------------------------
    Limits on Premiums Paid Under Tax-Qualified Retirement Plans         1
    -----------------------------------------------------------------------
    Experts                                                              2
    -----------------------------------------------------------------------
    Performance Information                                              2
    -----------------------------------------------------------------------
    Financial Statements                                                 4
    -----------------------------------------------------------------------

ILLUSTRATIONS

      The following  tables  illustrate  how the Account  Values and  Withdrawal
      Values of a hypothetical  Contract and systematic  withdrawals and Annuity
      Payments from a hypothetical  Contract may vary over an extended period of time assuming  hypothetical  rates of return  equivalent to constant gross annual rates of return of 0%, 6%, and 12%. The values illustrated would be different from those shown if the gross annual  investment rates of return averaged 0%, 6%, or 12% over a period of years,  but also fluctuated above or below those averages for individual Contract Years.

      The  hypothetical  illustrations  assume  purchase  of a Contract  with an initial investment of $20,000 by a New York resident, age 50, whose income tax rate is 31% federal and 7.59% state and whose  capital  gains tax rate is 20%  federal  and 7.59%  state.  The  illustrations  further  assume an
      Accumulation  Period  of 15 years  and  distributions  beginning  upon the
      Owner's  attaining  age 65 and  continuing  until age 90.  Two  methods of distribution are illustrated:  (1) systematic withdrawals in equal amounts over a 25-year  distribution  period (assuming the Owner stops withdrawals
      after  25  years  to  begin  Annuity   Payments  or  to  take  a  lump-sum
      withdrawal), and (2) life income with guaranteed payments of 10 years.

      The  amounts  shown  for  Account  Value,   Withdrawal  Value,  systematic
      withdrawals,  and life  income  with 10  years  certain  Annuity  Payments reflect  the fact that the net  investment  return on the  Subaccounts  is lower than the gross  investment  return as a result of the  mortality and
      expense  risk  charge  levied  against  the   Subaccounts  and  the  daily
      investment  management fee deducted from the Portfolios of the Funds.  The management fee is assumed to be equal to 0.85% which is  representative of the average investment  management fee applicable to the ten Portfolios of the Funds. The management fee includes the ordinary  expenses of operating the Funds.  For the year ended  December 31, 2000,  the total  expenses of each Portfolio of the Funds were the following  percentages of the average daily  net  assets  of  the  Portfolios:  0.85%  for  New  America  Growth
      Portfolio;  1.05% for  International  Stock  Portfolio;  0.85% for Mid-Cap
      Growth Portfolio;  0.85% for Equity Income  Portfolio;  0.90% for Personal
      Strategy Balanced Portfolio;  0.85% for Blue Chip Growth Portfolio;  0.95%
      for Health Sciences Portfolio; 0.40% for Equity Index 500 Portfolio; 0.70%
      for Limited-Term Bond Portfolio; and 0.55% for Prime Reserve Portfolio.

      After  deduction of the  mortality  and expense risk charge and  Portfolio expenses described above, the illustrated gross annual investment rates of return of 0%, 6%, and 12%  correspond to  approximate  net annual rates of
      -1.4%, 4.6%, and 10.6%. The hypothetical values shown in the tables do not reflect any charges  against the  Subaccounts for income taxes that may be attributable  to the  Subaccounts  in the future  since the Company is not currently making these charges.  Similarly, the hypothetical values do not reflect  deduction of a premium tax charge, as no premium tax is currently imposed in the State of New York.  In the event that these charges were to be made, the gross annual  investment rate would have to exceed 0%, 6%, or
      12% by an amount  sufficient  to cover the charges in order to produce the values illustrated.

      The Withdrawal  Values,  systematic  withdrawals,  and life income with 10 years certain Annuity  Payments shown are net of the assumed tax rates set forth  above.  All  federal tax  calculations  assume that state taxes are allowed as a  deduction  on the  federal  tax  return.  The  illustrations further assume that any  investment  losses may be applied in full against other ordinary income or capital gains as applicable.

      --------------------------------------------------------------------------
       ACCUMULATION (12.00% HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN)

          END                                     WITHDRAWAL        ACCOUNT
          OF                                        VALUE            VALUE
       CONTRACT                     ANNUAL         (AFTER)         (BEFORE)
         YEAR           AGE       INVESTMENT        (TAX)           (TAX)

           1             50       $20,000.00        $21,122         $22,087

           2             51           0              22,362          24,393

           3             52           0              23,730          26,939

           4             53           0              25,242          29,750

           5             54           0              26,911          32,855

           6             55           0              28,755          36,285

           7             56           0              30,791          40,072

           8             57           0              33,040          44,254

           9             58           0              35,523          48,873

          10             59           0              38,265          53,974

          11             60           0              45,255          59,607

          12             61           0              49,222          65,829

          13             62           0              53,603          72,700

          14             63           0              58,441          80,287

          15             64           0              63,784          88,667
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
       DISTRIBUTION (ANNUAL AFTER-TAX PAYMENTS)

       BEGINNING                                  SYTEMATIC         LIFE
          OF                                     WITHDRAWALS      WITH 10
       CONTRACT                     ANNUAL        (AFTER)         (AFTER)
         YEAR           AGE       INVESTMENT       (TAX)           (TAX)

          16             65           0             $5,781          $3,907

          17             66           0              5,781           4,145

          18             67           0              5,781           4,399

          19             68           0              5,781           4,670

          20             69           0              5,781           4,959

          21             70           0              5,781           5,268

          22             71           0              5,781           5,597

          23             72           0              5,781           5,949

          24             73           0              5,781           6,324

          25             74           0              5,781           6,724

          26             75           0              5,781           7,151

          27             76           0              5,781           7,607

          28             77           0              5,781           8,093

          29             78           0              5,781           8,612

          30             79           0              5,781           9,165

          31             80           0              5,781           9,756

          32             81           0              5,781          10,386

          33             82           0              5,781          11,058

          34             83           0              5,781          11,776

          35             84           0              5,781          12,541

          36             85           0              5,781          13,181

          37             86           0              5,781          13,876

          38             87           0              5,781          14,806

          39             88           0              7,360          15,799

          40             89           0              8,474          16,858

          41             90           0              8,755*         17,988**
      --------------------------------------------------------------------------

        *Systematic withdrawals must stop at age 90 at which time the Owner must begin Annuity Payments or take a lump sum withdrawal.

      **Life income Annuity Payments will continue for the life of the Annuitant or 10 years, whichever is longer. Accordingly, Annuitants cannot predict the period of time such  payments will be made as they will be made over the Annuitant's lifetime (or a minimum period of 10 years).

      Accumulated  investment  losses are assumed to be applied in full  against ordinary income or capital gains as applicable.

      The hypothetical investment results above are illustrative only and should not be  deemed a  representation  of past or  future  investment  results.
      Actual investment results may be more or less than those shown.

      --------------------------------------------------------------------------
       ACCUMULATION (6.00% HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN)

          END                                     WITHDRAWAL        ACCOUNT
          OF                                        VALUE            VALUE
       CONTRACT                     ANNUAL         (AFTER)         (BEFORE)
         YEAR           AGE       INVESTMENT        (TAX)           (TAX)

           1             50      $20,000.00         $20,486         $20,904

           2             51           0              20,994          21,849

           3             52           0              21,525          22,837

           4             53           0              22,080          23,870

           5             54           0              22,661          24,949

           6             55           0              23,267          26,077

           7             56           0              23,901          27,255

           8             57           0              24,563          28,488

           9             58           0              25,256          29,776

          10             59           0              25,979          31,122

          11             60           0              27,989          32,529

          12             61           0              28,926          33,999

          13             62           0              29,906          35,536

          14             63           0              30,931          37,143

          15             64           0              32,002          38,822
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
       DISTRIBUTION (ANNUAL AFTER-TAX PAYMENTS)

       BEGINNING                                  SYSTEMATIC         LIFE
          OF                                      WITHDRAWALS      WITH 10
       CONTRACT                     ANNUAL         (AFTER)         (AFTER)
         YEAR           AGE       INVESTMENT        (TAX)           (TAX)

          16             65           0             $1,567          $1,909

          17             66           0              1,567           1,925

          18             67           0              1,567           1,940

          19             68           0              1,567           1,956

          20             69           0              1,567           1,971

          21             70           0              1,567           1,987

          22             71           0              1,567           2,004

          23             72           0              1,567           2,020

          24             73           0              1,567           2,036

          25             74           0              1,567           2,053

          26             75           0              1,567           2,070

          27             76           0              1,567           2,087

          28             77           0              1,567           2,104

          29             78           0              1,567           2,121

          30             79           0              1,567           2,138

          31             80           0              1,775           2,156

          32             81           0              2,139           2,174

          33             82           0              2,165           2,192

          34             83           0              2,192           2,210

          35             84           0              2,221           2,228

          36             85           0              2,250           2,070

          37             86           0              2,281           1,912

          38             87           0              2,313           1,931

          39             88           0              2,347           1,950

          40             89           0              2,382           1,969

          41             90           0              2,419*          1,988**
      --------------------------------------------------------------------------

        *Systematic withdrawals must stop at age 90 at which time the Owner must begin Annuity Payments or take a lump sum withdrawal.

      **Life income Annuity Payments will continue for the life of the Annuitant or 10 years, whichever is longer. Accordingly, Annuitants cannot predict the period of time such  payments will be made as they will be made over the Annuitant's lifetime (or a minimum period of 10 years).

      Accumulated  investment  losses are assumed to be applied in full  against ordinary income or capital gains as applicable.

      The hypothetical investment results above are illustrative only and should not be  deemed a  representation  of past or  future  investment  results.
      Actual investment results may be more or less than those shown.

      --------------------------------------------------------------------------
       ACCUMULATION (0.00% HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN)

          END                                     WITHDRAWAL        ACCOUNT
          OF                                        VALUE            VALUE
       CONTRACT                     ANNUAL         (AFTER)         (BEFORE)
         YEAR           AGE       INVESTMENT        (TAX)           (TAX)

           1             50      $20,000.00         $19,822         $19,721

           2             51           0              19,647          19,446

           3             52           0              19,474          19,174

           4             53           0              19,303          18,907

           5             54           0              19,135          18,643

           6             55           0              18,969          18,383

           7             56           0              18,805          18,126

           8             57           0              18,644          17,874

           9             58           0              18,485          17,624

          10             59           0              18,328          17,378

          11             60           0              18,174          17,136

          12             61           0              18,021          16,897

          13             62           0              17,871          16,661

          14             63           0              17,723          16,428

          15             64           0              17,576          16,199
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

       DISTRIBUTION (ANNUAL AFTER-TAX PAYMENTS)

       BEGINNING                                   SYTEMATIC         LIFE
          OF                                      WITHDRAWALS      WITH 10
       CONTRACT                     ANNUAL         (AFTER)         (AFTER)
         YEAR           AGE       INVESTMENT        (TAX)           (TAX)

          16             65           0              $520           $1,003

          17             66           0               520              970

          18             67           0               520              924

          19             68           0               520              880

          20             69           0               520              839

          21             70           0               520              799

          22             71           0               520              761

          23             72           0               520              725

          24             73           0               520              691

          25             74           0               520              658

          26             75           0               520              627

          27             76           0               520              597

          28             77           0               520              569

          29             78           0               520              542

          30             79           0               520              517

          31             80           0               520              492

          32             81           0               520              469

          33             82           0               520              447

          34             83           0               520              426

          35             84           0               520              405

          36             85           0               520              386

          37             86           0               520              368

          38             87           0               520              351

          39             88           0               520              334

          40             89           0               520              318

          41             90           0             2,870*           1,979**
      --------------------------------------------------------------------------

        *Systematic withdrawals must stop at age 90 at which time the Owner must begin Annuity Payments or take a lump sum withdrawal.

      **Life income Annuity Payments will continue for the life of the Annuitant or 10 years, whichever is longer. Accordingly, Annuitants cannot predict the period of time such  payments will be made as they will be made over the Annuitant's lifetime (or a minimum period of 10 years).

      Accumulated  investment  losses are assumed to be applied in full  against ordinary income or capital gains as applicable.

      The hypothetical investment results above are illustrative only and should not be  deemed a  representation  of past or  future  investment  results.
      Actual investment results may be more or less than those shown.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

T. ROWE PRICE VARIABLE ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
DATE: MAY 1, 2001

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

--------------------------------------------------------------------------------
ISSUED BY:                                 MAILING ADDRESS:
First Security Benefit Life Insurance      First Security Benefit Life Insurance
and Annuity Company of New York            and Annuity Company of New York
70 West Red Oak Lane, 4th Floor            c/o T. Rowe Price Variable Annuity
White Plains, New York 10604               Service Center
1-800-355-4570                             P.O. Box 2788
                                           Topeka, Kansas 66601-9804
                                           1-800-239-4703

This Statement of Additional  Information is not a prospectus and should be read in  conjunction  with the  current  Prospectus  for the T. Rowe  Price  Variable
Annuity dated May 1, 2001. A copy of the  Prospectus may be obtained from the T.
Rowe Price  Variable  Annuity  Service  Center by calling  1-800-239-4703  or by writing P.O. Box 2788, Topeka, Kansas 66601-9804.

CONTENTS
--------------------------------------------------------------------------------

General Information and History                                                1
--------------------------------------------------------------------------------
Distribution of the Contract                                                   1
--------------------------------------------------------------------------------
Limits on Premiums Paid Under Tax-Qualified Retirement Plans                   1
--------------------------------------------------------------------------------
Experts                                                                        2
--------------------------------------------------------------------------------
Performance Information                                                        2
--------------------------------------------------------------------------------
Financial Statements                                                           4
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY
--------------------------------------------------------------------------------

For a description of the Individual  Flexible Premium Deferred  Variable Annuity
Contract (the  "Contract"),  First  Security  Benefit Life Insurance and Annuity
Company  of New York (the  "Company"),  and the T. Rowe Price  Variable  Annuity
Account of First Security Benefit Life Insurance and Annuity Company of New York
(the  "Separate  Account"),  see the  Prospectus.  This  Statement of Additional
Information  contains  information  that  supplements  the  information  in  the
Prospectus.  Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section  entitled  "Definitions" in the
Prospectus.

SAFEKEEPING OF ASSETS

The Company is responsible for the safekeeping of the assets of the Subaccounts.
These  assets,  which  consist  of  shares  of the  Portfolios  of the  Funds in non-certificated  form,  are held  separate  and  apart  from the  assets of the
Company's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------

T. Rowe Price Investment  Services,  Inc.  ("Investment  Services"),  a Maryland
corporation  formed  in 1980  as a  wholly-owned  subsidiary  of T.  Rowe  Price
Associates, Inc., is Principal Underwriter of the Contract.  Investment Services
is registered as a  broker/dealer  with the Securities  and Exchange  Commission
("SEC")  under  the  Securities  Exchange  Act of 1934  and is a  member  of the
National Association of Securities Dealers,  Inc. ("NASD").  The offering of the
Contract is continuous.

Investment  Services  serves  as  Principal  Underwriter  under  a  Distribution
Agreement with the Company.  Investment Services' registered representatives are required  to be  authorized  under  applicable  state  regulations  to make  the
Contract  available to its  customers.  Investment  Services is not  compensated under its Distribution Agreement with the Company.

LIMITS ON PREMIUMS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
--------------------------------------------------------------------------------

SECTION 408

Premiums  (other  than  rollover  contributions)  paid under a Contract  used in connection  with an  individual  retirement  annuity  (IRA) that is described in
Section  408  of the  Internal  Revenue  Code  are  subject  to  the  limits  on contributions  to IRA's under Section 219(b) of the Internal Revenue Code. Under
Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of $2,000 per year or the Owner's annual earned income.  An additional  $2,000 may be contributed if the Owner has a spouse with little  or no  earned  income  for the  year,  provided  distinct  accounts  are maintained  for the Owner  and his or her  spouse,  and no more  than  $2,000 is contributed  to either account in any one year. The extent to which an Owner may deduct  contributions to an IRA depends on the type of IRA (Traditional or Roth)
and the  modified  adjusted  gross income of the Owner and his or her spouse for
the  year  and   whether   either   is  an   active   participant   in   another
employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 15% of the compensation  of the participant in the Plan, or (b) $30,000.  Salary  reduction contributions, if any, are subject to additional annual limits. Salary reduction simplified employee pensions  ("SARSEPs") have been repealed;  however,  SARSEPs established prior to January 1, 1997 may continue to receive contributions.

EXPERTS
--------------------------------------------------------------------------------

Ernst & Young LLP, independent  auditors,  perform certain auditing services for the Company and the Separate Account. The financial statements of the Company at
December  31, 2000 and 1999 and for each of the three years in the period  ended
December 31, 2000,  are contained in this  Statement of Additional  Information.
The financial  statements of the Separate  Account as of December 31, 2000,  and
for the years  ended  December  31,  2000 and 1999,  are also  included  in this
Statement of Additional Information.  The financial statements have been audited by Ernst & Young LLP, as set forth in their reports thereon appearing herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Prime Reserve Subaccount will be based on the change in the value,  exclusive of capital changes,  of a hypothetical  investment in a
Contract  over  a  particular  seven  day  period,  less a  hypothetical  charge reflecting  deductions  from the Contract  during the period (the "base period")
and stated as a  percentage  of the  investment  at the start of the base period
(the  "base  period  return").  The base  period  return is then  annualized  by multiplying  by 365/7,  with the resulting  yield figure carried to at least the nearest one hundredth of one percent.  Any quotations of effective yield for the
Prime Reserve  Subaccount  assume that all dividends  received  during an annual period have been  reinvested.  Calculation of "effective  yield" begins with the same  "base  period  return"  used  in the  yield  calculation,  which  is  then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)^365/7] - 1

For the seven-day period ended December 31, 2000, the yield of the Prime Reserve
Subaccount was 5.58% and the effective yield of the Subaccount was 5.73%.

Quotations  of  yield  for  the  Subaccounts,   other  than  the  Prime  Reserve
Subaccount,  will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation  Unit on the last day of the period,  according to the following formula:

                          YIELD = 2[(a - b + 1)^6 - 1]
                                     -----
                                      cd

where a = net  investment  income  earned  during  the  period by the  Portfolio attributable to shares owned by the Subaccount,

      b = expenses accrued for the period (net of any reimbursements),

      c = the average daily number of Accumulation  Units outstanding during the period that were entitled to receive dividends, and

      d = the maximum  offering price per  Accumulation  Unit on the last day of the period.

For the 30-day  period ended  December 31, 2000,  the yield of the  Limited-Term
Bond Subaccount was 6.01%.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a  hypothetical  initial  payment of $1,000,  T = the average  annual  total  return,  n = the  number of years,  and ERV = the ending redeemable  value of a hypothetical  $1,000 payment made at the beginning of the period).  All total return  figures  reflect the  deduction of the mortality and expense risk charge.  Quotations of total return may simultaneously be shown for other periods.

Where the  Portfolio  in which a  Subaccount  invests was  established  prior to inception of the Subaccount,  quotations of total return may include  quotations for  periods  beginning  prior  to the  Subaccount's  date  of  inception.  Such quotations of total return are based upon the  performance  of the  Subaccount's corresponding  Portfolio  adjusted to reflect  deduction  of the  mortality  and expense risk charge.

--------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURN
                                            AS OF DECEMBER 31, 2000
                               -------------------------------------------------
                                                          FROM DATE OF INCEPTION
SUBACCOUNT                     ONE-YEAR     FIVE-YEAR         (APRIL 3, 1995)
--------------------------------------------------------------------------------
International...............   (18.26)%        7.87%               8.92%
New America Growth..........   (11.11)        11.06               15.28
Mid-Cap Growth..............     6.85          ---                17.19*
Equity Income...............    12.38         13.90               16.20
Personal Strategy Balanced..     4.83         11.36               13.19
Limited-Term Bond...........     8.64          4.81                5.31
--------------------------------------------------------------------------------
*Average annual total return from Mid-Cap Growth Subaccount's date of inception,
 December 31, 1996.

Performance  information  for a  Subaccount  may be  compared,  in  reports  and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donoghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley Capital International's EAFE Index, or other indices that measure performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate accounts, insurance product funds, or other investment products tracked by Lipper  Analytical  Services,  a widely used independent  research firm which ranks  mutual  funds and other  investment  companies  by  overall  performance, investment  objectives,  and assets, or tracked by The Variable Annuity Research and Data Service ("VARDS"),  an independent service which monitors and ranks the
performance  of  variable   annuity  issues  by  investment   objectives  on  an
industry-wide basis or tracked by other services,  companies,  publications,  or persons  who rank such  investment  companies  on overall  performance  or other criteria;  and (iii) the Consumer  Price Index (measure for inflation) to assess the real rate of return from an investment in the  Contract.  Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Account  Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives  and policies,  characteristics,  and quality of the Portfolio of the
Funds in which the  Subaccount  invests,  and the market  conditions  during the given time period,  and should not be considered as a representation of what may be achieved in the future.

Reports and promotional  literature may also contain other information including
(i) the ranking of any  Subaccount  derived  from  rankings of variable  annuity separate accounts, insurance product funds, or other investment products tracked by Lipper  Analytical  Services,  Inc.,  Morningstar,  Inc.  or by other  rating services,  companies,  publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria,  (ii) the effect of a tax-deferred  compounding on a Subaccount's  investment  returns, or returns in general,  which may be illustrated by graphs,  charts,  or otherwise, and which may include a  comparison,  at various  points in time,  of the return from an investment in a Contract (or returns in general) on a tax-deferred basis
(assuming one or more tax rates) with the return on a taxable  basis,  and (iii)
personal or general hypothetical illustrations of accumulation and payout period
Account  Values  and  annuity  payments.  From time to time  information  may be provided in advertising,  sales literature and other written material  regarding the  appropriateness  of the various annuity options as well as their advantages and disadvantages to contractholders and prospective investors.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial  statements of the Company at December 31, 2000 and 1999,  and for
each of the three years in the period ended  December 31, 2000 and the financial statements of the Separate Account at December 31, 2000, and for the years ended
December 31, 2000 and 1999, are set forth herein, starting on page 5.

The financial statements of the Company, which are included in this Statement of
Additional  Information,  should be considered only as bearing on the ability of the  Company to meet its  obligations  under the  Contracts.  They should not be considered as bearing on the  investment  performance  of the assets held in the
Separate Account.

CONTENTS
--------------------------------------------------------------------------------

Report of Independent Auditors                                                 5
--------------------------------------------------------------------------------
Audited Financial Statements

Balance Sheets                                                                 6
--------------------------------------------------------------------------------
Statements of Operations                                                       7
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                            8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 10
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Contract Owners of T. Rowe Price Variable Annuity
Account of First Security Benefit Life Insurance and
Annuity Company of New York and The Board of
Directors of First Security Benefit Life Insurance and
Annuity Company of New York

We have audited the  accompanying  individual and combined  balance sheets of T.
Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and
Annuity  Company  of New  York  (comprised  of  the  individual  subaccounts  as indicated  therein) as of December  31,  2000,  and the  related  statements  of operations for the year then ended and changes in net assets for each of the two
years  in  the  period  then  ended.   These   financial   statements   are  the
responsibility  of First Security  Benefit Life Insurance and Annuity Company of
New  York's  management.  Our  responsibility  is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2000, by correspondence  with the transfer agent. An audit also includes assessing the accounting  principles used and significant estimates made by management as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material  respects,  the individual and combined  financial  position of the individual  subaccounts  of T. Rowe  Price  Variable  Annuity  Account  of First
Security  Benefit Life Insurance and Annuity Company of New York at December 31,
2000, and the individual and combined results of their operations and changes in their net assets for the periods  described  above in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

Kansas City, Missouri
February 2, 2001

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS                                                 DECEMBER 31, 2000
                                                         (DOLLARS IN THOUSANDS -
ASSETS                                         EXCEPT PER SHARE AND UNIT VALUES)

Investments:

  T. Rowe Price Portfolios:

    New America Growth Portfolio - 170,582 shares at net
      asset value of $20.91 per share (cost, $3,750)..................   $ 3,567

    International Stock Portfolio - 142,330 shares at net
      asset value of $15.07 per share (cost, $2,110)..................     2,145

    Equity Income Portfolio - 249,547 shares at net
      asset value of $19.55 per share (cost, $4,555)..................     4,879

    Personal Strategy Balanced Portfolio - 108,893 shares
      at net asset value of $15.54 per share (cost, $1,676)...........     1,692

    Limited-Term Bond Portfolio - 83,659 shares at net
      asset value of $4.93 per share (cost, $412).....................       412

    Mid-Cap Growth Portfolio - 218,551 shares at net
      asset value of $18.43 per share (cost, $3,303)..................     4,028

    Prime Reserve Portfolio - 987,338 shares at net
      asset value of $1.00 per share (cost, $987).....................       987
                                                                          ------
Combined assets.......................................................   $17,710
                                                                          ======

LIABILITIES AND NET ASSETS

Liabilities - actuarial risk fees payable                                $     1

                                             NUMBER     UNIT
                                            OF UNITS    VALUE   AMOUNT
                                            --------------------------
Net assets are represented by:
  New America Growth Subaccount:
    Accumulation units...................   157,544    $22.64              3,567
  International Stock Subaccount:
    Accumulation units...................   131,100     16.34   $2,142
    Annuity reserves.....................       190     16.34        3     2,145
                                                                 -----
  Equity Income Subaccount:
    Accumulation units...................   205,580     23.69    4,870
    Annuity reserves.....................       338     23.69        8     4,878
                                                                 -----
  Personal Strategy Balanced Subaccount:
    Accumulation units...................    82,652     20.38    1,684
    Annuity reserves.....................       364     20.38        8     1,692
                                                                 -----
  Limited-Term Bond Subaccount:
    Accumulation units...................    29,737     13.47      401
    Annuity reserves.....................       835     13.47       11       412
                                                                 -----
  Mid-Cap Growth Subaccount:
    Accumulation units...................   213,613     18.86              4,028
  Prime Reserve Subaccount:
    Accumulation units...................    81,799     12.07                987
                                                                          ------
Combined net assets......................                                 17,709
                                                                          ------
Combined net assets and liabilities......                                $17,710
                                                                          ======

See accompanying notes.

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF OPERATIONS                                      YEAR ENDED DECEMBER 31, 2000
                                                                            (IN THOUSANDS)

                                         NEW                                     PERSONAL
                                       AMERICA     INTERNATIONAL     EQUITY      STRATEGY
                                        GROWTH        STOCK          INCOME      BALANCED
                                      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                      ----------------------------------------------------
Investment income (loss):
  Dividend distributions...........     $ ---         $  14           $ 91         $ 50
  Expenses (NOTE 2):
    Mortality and expense risk fee.       (22)          (14)           (26)          (9)
                                      ----------------------------------------------------
Net investment income (loss).......       (22)          ---             65           41

Net realized and unrealized gain
  (loss) on investments:
  Capital gains distributions......       401            66            274           84
  Realized gain (loss)
    on investments.................       165           103            (37)           9
  Unrealized gain (loss)
    on investments.................      (984)         (661)           156          (58)
                                      ----------------------------------------------------
Net realized and unrealized
  gain (loss) on investments.......      (418)         (492)           393           35
                                      ----------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations.     $(440)        $(492)          $458         $ 76
                                      ====================================================

                                       LIMITED-      MID-CAP        PRIME
                                      TERM BOND       GROWTH       RESERVE
                                      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    COMBINED
                                      --------------------------------------------------
Investment income (loss):
  Dividend distributions...........      $27          $---          $ 65        $   247
  Expenses (NOTE 2):
    Mortality and expense risk fee.       (3)          (21)           (6)          (101)
                                      --------------------------------------------------
Net investment income (loss).......       24           (21)           59            146

Net realized and unrealized gain
  (loss) on investments:
  Capital gains distributions......      ---            69           ---            894
  Realized gain (loss)
    on investments.................       (5)          259           ---            494
  Unrealized gain (loss)
    on investments.................       17           (43)          ---         (1,573)
                                      --------------------------------------------------
Net realized and unrealized
  gain (loss) on investments.......       12           285           ---           (185)
                                      --------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations.      $36          $264          $ 59        $   (39)
                                      ==================================================

See accompanying notes.

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS                                YEAR ENDED DECEMBER 31
                                                                           (IN THOUSANDS)

                                                NEW AMERICA GROWTH       INTERNATIONAL
                                                    SUBACCOUNT          STOCK SUBACCOUNT
                                                  2000       1999       2000       1999
                                                -----------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).............   $   (22)    $  (23)    $  ---     $   (2)
    Capital gains distributions..............       401        252         66         29
    Realized gain (loss) on investments......       165        346        103         80
    Unrealized gain (loss) on investments....      (984)      (101)      (661)       514
                                                -----------------------------------------
  Net increase (decrease) in
    net assets from operations...............      (440)       474       (492)       621

  From contractholder transactions (NOTE 3):
    Variable annuity deposits................       725        625        688        340
    Terminations and withdrawals.............    (1,116)      (974)      (587)      (332)
    Annuity payments.........................       ---        ---        ---        ---
                                                -----------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions.........      (391)      (349)       101          8
                                                -----------------------------------------
Net increase (decrease) in net assets........      (831)       125       (391)       629
Net assets at beginning of year..............     4,398      4,273      2,536      1,907
                                                -----------------------------------------
Net assets at end of year....................   $ 3,567     $4,398     $2,145     $2,536
                                                =========================================

                                                                             PERSONAL
                                                    EQUITY INCOME        STRATEGY BALANCED
                                                     SUBACCOUNT             SUBACCOUNT
                                                  2000        1999       2000       1999
                                                ------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).............   $    65     $    89     $   41     $   42
    Capital gains distributions..............       274         287         84        102
    Realized gain (loss) on investments......       (37)        349          9         50
    Unrealized gain (loss) on investments....       156        (526)       (58)       (64)
                                                ------------------------------------------
  Net increase (decrease) in
    net assets from operations...............       458         199         76        130

  From contractholder transactions (NOTE 3):
    Variable annuity deposits................       282         700        184        178
    Terminations and withdrawals.............    (2,347)     (1,385)      (309)      (273)
    Annuity payments.........................        (1)        ---         (1)       ---
                                                ------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions.........    (2,066)       (685)      (126)       (95)
                                                ------------------------------------------
Net increase (decrease) in net assets........    (1,608)       (486)       (50)        35
Net assets at beginning of year..............     6,486       6,972      1,742      1,707
                                                ------------------------------------------
Net assets at end of year....................   $ 4,878     $ 6,486     $1,692     $1,742
                                                ==========================================

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS                                 YEAR ENDED DECEMBER 31
                                                                            (IN THOUSANDS)

                                                LIMITED-TERM BOND        MID-CAP GROWTH
                                                   SUBACCOUNT              SUBACCOUNT
                                                 2000       1999        2000        1999
                                                ------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).............   $  24      $  24      $   (21)     $  (14)
    Capital gains distributions..............     ---        ---           69          33
    Realized gain (loss) on investments......      (5)        (3)         259         165
    Unrealized gain (loss) on investments....      17        (21)         (43)        410
                                                ------------------------------------------
  Net increase (decrease) in
    net assets from operations...............      36        ---          264         594

  From contractholder transactions (NOTE 3):
    Variable annuity deposits................     102        167        1,557         926
    Terminations and withdrawals.............    (178)      (229)      (1,107)       (434)
    Annuity payments.........................      (1)       ---          ---         ---
                                                ------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions.........     (77)       (62)         450         492
                                                ------------------------------------------
Net increase (decrease) in net assets........     (41)       (62)         714       1,086
Net assets at beginning of year..............     453        515        3,314       2,228
                                                ------------------------------------------
Net assets at end of year....................   $ 412      $ 453      $ 4,028      $3,314
                                                ==========================================

                                                  PRIME RESERVE
                                                    SUBACCOUNT             COMBINED
                                                  2000      1999        2000       1999
                                                -----------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).............   $    59    $   47     $   146    $   163
    Capital gains distributions..............       ---       ---         894        703
    Realized gain (loss) on investments......       ---       ---         494        987
    Unrealized gain (loss) on investments....       ---       ---      (1,573)       212
                                                -----------------------------------------
  Net increase (decrease) in
    net assets from operations...............        59        47         (39)     2,065

  From contractholder transactions (NOTE 3):
    Variable annuity deposits................       963       490       4,501      3,426
    Terminations and withdrawals.............    (1,172)     (493)     (6,816)    (4,120)
    Annuity payments.........................       ---       ---          (3)       ---
                                                -----------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions.........      (209)       (3)     (2,318)      (694)
                                                -----------------------------------------
Net increase (decrease) in net assets........      (150)       44      (2,357)     1,371
Net assets at beginning of year..............     1,137     1,093      20,066     18,695
                                                -----------------------------------------
Net assets at end of year....................   $   987    $1,137     $17,709    $20,066
                                                =========================================

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2000 AND 1999

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION

    T. Rowe Price  Variable  Annuity  Account  of First  Security  Benefit  Life
    Insurance  and  Annuity  Company  of New York (the  Account)  is a  separate account of First Security  Benefit Life Insurance and Annuity Company of New
    York (FSBL).  The Account is registered as a unit investment trust under the
    Investment Company Act of 1940, as amended. The Account currently is divided into seven subaccounts.  Each subaccount invests  exclusively in shares of a single  corresponding  mutual  fund or  series  thereof.  Purchase  payments received by the Account are invested in one of the  portfolios  of either T.
    Rowe Price Equity Series,  Inc., T. Rowe Price Fixed Income Series,  Inc. or
    T. Rowe  Price  International  Series,  Inc.,  mutual  funds  not  otherwise available to the public.  As directed by the owners,  purchase  payments are invested in shares of New America  Growth  Portfolio - emphasis on long-term capital growth through  investments in common stocks of domestic  companies,
    International Stock Portfolio - emphasis on long-term capital growth through investments in common stocks of established foreign companies, Equity Income
    Portfolio - emphasis on substantial dividend income and capital appreciation by investing primarily in dividend-paying  common stocks,  Personal Strategy
    Balanced  Portfolio  - emphasis  on both  capital  appreciation  and income,
    Limited-Term  Bond  Portfolio  -  emphasis  on income  with  moderate  price fluctuation by investing in short- and  intermediate-term,  investment-grade debt securities,  Mid-Cap Growth  Portfolio - emphasis on long-term  capital appreciation  through  investments in common stocks of  medium-sized  growth companies and Prime Reserve  Portfolio - emphasis on preservation of capital and liquidity  while  generating  current  income by investing  primarily in high-quality money market securities.

    T. Rowe Price  Associates,  Inc.  (T. Rowe Price)  serves as the  investment advisor to each portfolio. Rowe Price-Fleming International, Inc. (Fleming), an  affiliate  of T.  Rowe  Price,  served  as  investment  advisor  for the
    International Stock Portfolio until August 1, 2000 when Fleming was replaced by T. Rowe Price.  The investment  advisors are responsible for managing the portfolios'  assets in accordance with the terms of the investment  advisory contracts.

    INVESTMENT VALUATION

    Investments in mutual fund shares are carried in the balance sheet at market
    value  (net  asset  value  of  the  underlying   mutual  fund).   Investment
    transactions are accounted for on the trade date. Beginning January 1, 2000, realized  gains and losses on sales of investments  are determined  based on the average cost of investments sold.  Previously,  the first-in,  first-out method was used.  This change in  accounting  principle had no effect on net assets.

    The cost of investments  purchased and proceeds from investments sold during the years ended December 31 were as follows:

                                                    2000                     1999
                                            COST OF     PROCEEDS     COST OF     PROCEEDS
                                           PURCHASES   FROM SALES   PURCHASES   FROM SALES
                                           -----------------------------------------------
                                                           (IN THOUSANDS)
    New America Growth Portfolio........    $1,133       $1,145      $  945       $1,065
    International Stock Portfolio.......       772          605         380          345
    Equity Income Portfolio.............       666        2,392       1,202        1,511
    Personal Strategy Balanced Portfolio       318          319         346          297
    Limited-Term Bond Portfolio.........       138          191         196          234
    Mid-Cap Growth Portfolio............     1,650        1,152       1,005          494
    Prime Reserve Portfolio.............     1,050        1,200         543          499

    ANNUITY RESERVES

    Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using  assumed  interest  rates that will provide  reserves as prescribed by law. In cases where the payout  option  selected  is life  contingent,  FSBL periodically  recalculates the required annuity reserves,  and any resulting adjustment is either charged or credited to FSBL and not to the Account.

    REINVESTMENT OF DIVIDENDS

    Dividend  and  capital  gains  distributions  paid by the mutual fund to the
    Account are reinvested in additional  shares of each  respective  portfolio.
    Dividend  income and capital gains  distributions  are recorded as income on the ex-dividend date.

    FEDERAL INCOME TAXES

    The  operations of the Account are a part of the  operations of FSBL.  Under current law, no federal income taxes are allocated by FSBL to the operations of the Account.

    USE OF ESTIMATES

    The  preparation  of financial  statements  in  conformity  with  accounting principles  generally  accepted in the United States requires  management to make  estimates  and  assumptions  that affect the  amounts  reported in the financial  statements and  accompanying  notes.  Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    Mortality  and expense risks  assumed by FSBL are  compensated  for by a fee equivalent  to an annual  rate of 0.55% of the  average  daily net assets of each account.

    When  applicable,  an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

                                                                      UNITS
                                                                  --------------
                                                                    YEAR ENDED
                                                                    DECEMBER 31
                                                                  2000      1999
                                                                  --------------
                                                                  (IN THOUSANDS)
    New America Growth Subaccount:
      Variable annuity deposits................................    30        26
      Terminations, withdrawals and annuity payments...........    45        42

    International Stock Subaccount:
      Variable annuity deposits................................    36        21
      Terminations, withdrawals and annuity payments...........    32        20

    Equity Income Subaccount:
      Variable annuity deposits................................    14        32
      Terminations, withdrawals and annuity payments...........   116        66

    Personal Strategy Balanced Subaccount:
      Variable annuity deposits................................     9        10
      Terminations, withdrawals and annuity payments...........    16        15

    Limited-Term Bond Subaccount:
      Variable annuity deposits................................     8        13
      Terminations, withdrawals and annuity payments...........    14        18

    Mid-Cap Growth Subaccount:
      Variable annuity deposits................................    85        61
      Terminations, withdrawals and annuity payments...........    59        29

    Prime Reserve Subaccount:
      Variable annuity deposits................................    83        44
      Terminations, withdrawals and annuity payments...........   100        44

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

CONTENTS
--------------------------------------------------------------------------------

Report of Independent Auditors                                                14
--------------------------------------------------------------------------------
Audited Financial Statements

Balance Sheets                                                                15
--------------------------------------------------------------------------------
Statements of Income                                                          16
--------------------------------------------------------------------------------
Statements of Changes in Stockholder's Equity                                 17
--------------------------------------------------------------------------------
Statements of Cash Flows                                                      18
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 19
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Board of Directors
First Security Benefit Life Insurance and Annuity Company of New York

We have audited the  accompanying  balance sheets of First Security Benefit Life
Insurance  and  Annuity  Company  of  New  York  (the  Company),   an  indirect,
wholly-owned  subsidiary  of Security  Benefit  Mutual  Holding  Company,  as of
December 31, 2000 and 1999,  and the related  statements  of income,  changes in stockholder's  equity and cash  flows for each of the three  years in the period ended December 31, 2000. These financial  statements are the  responsibility  of the Company's  management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the amounts and  disclosures in the financial  statements.  An audit also includes assessing the accounting principles used and significant estimates made by  management,  as well as  evaluating  the  overall  financial  statement presentation.  We believe  that our audits  provide a  reasonable  basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material  respects,  the financial  position of First Security  Benefit Life
Insurance and Annuity Company of New York at December 31, 2000 and 1999, and the
results of its  operations and its cash flows for each of the three years in the period  ended  December 31,  2000,  in  conformity  with  accounting  principles generally accepted in the United States.

                                                               Ernst & Young LLP

Kansas City, Missouri
February 2, 2001

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS                                                  DECEMBER 31
                                                             2000         1999
                                                            --------------------
                                                               (IN THOUSANDS)
ASSETS
Fixed maturities available-for-sale......................   $ 6,949     $ 6,655
Cash.....................................................       266         260
Other assets.............................................       356         496
Separate account assets..................................    17,709      20,066
                                                            --------------------
                                                            $25,280     $27,477
                                                            ====================
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy reserves and annuity account values.............   $   502     $   524
  Other liabilities......................................        39         ---
  Separate account liabilities...........................    17,709      20,066
                                                            --------------------
Total liabilities........................................    18,250      20,590

Stockholder's equity:
  Common capital stock, par value $10 per share;
    200,000 shares authorized, issued and outstanding....     2,000       2,000
  Additional paid-in capital.............................     4,600       4,600
  Accumulated other comprehensive income (loss), net.....        27         (57)
  Retained earnings......................................       403         344
                                                            --------------------
Total stockholder's equity...............................     7,030       6,887
                                                            --------------------
                                                            $25,280     $27,477
                                                            ====================

See accompanying notes.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF INCOME
                                                          YEAR ENDED DECEMBER 31
                                                          2000     1999     1998
                                                          ----------------------
                                                              (IN THOUSANDS)
Revenues:
   Net investment income...............................   $422     $407     $441
   Asset based fees....................................     99      104       92
   Realized gains......................................      2      ---      ---
                                                          ----------------------
Total revenues.........................................    523      511      533

Benefits and expenses:
   Interest credited to annuity account balances.......     14       15       16
   Operating expenses..................................    428      471      427
                                                          ----------------------
Total benefits and expenses............................    442      486      443
                                                          ----------------------

Income before income taxes.............................     81       25       90
Income taxes...........................................     22      ---       28
                                                          ----------------------
Net income.............................................   $ 59     $ 25     $ 62
                                                          ======================

See accompanying notes.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                         ACCUMULATED
                                           ADDITIONAL       OTHER
                                  COMMON    PAID-IN     COMPREHENSIVE   RETAINED
                                  STOCK     CAPITAL     INCOME (LOSS)   EARNINGS    TOTAL
                                  --------------------------------------------------------
                                                       (IN THOUSANDS)
Balance at January 1, 1998.....   $2,000     $4,600        $ 118          $257     $6,975
  Comprehensive income:
    Net income.................      ---        ---          ---            62         62
    Other comprehensive
      income, net..............      ---        ---            1           ---          1
                                                                                    -----
  Comprehensive income ........                                                        63
                                  --------------------------------------------------------
Balance at December 31, 1998...    2,000      4,600          119           319      7,038
  Comprehensive loss:
    Net income.................      ---        ---          ---            25         25
    Other comprehensive
      loss, net................      ---        ---         (176)          ---       (176)
                                                                                    -----
  Comprehensive loss ..........                                                      (151)
                                  --------------------------------------------------------
Balance at December 31, 1999...    2,000      4,600          (57)          344      6,887
  Comprehensive income:
    Net income.................      ---        ---          ---            59         59
    Other comprehensive
      income, net..............      ---        ---           84           ---         84
                                                                                    -----
  Comprehensive income ........                                                       143
                                  --------------------------------------------------------
Balance at December 31, 2000...   $2,000     $4,600       $   27          $403     $7,030
                                  ========================================================

See accompanying notes.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

                                                      YEAR ENDED DECEMBER 31
                                                    2000       1999       1998
                                                  ------------------------------
                                                          (IN THOUSANDS)
OPERATING ACTIVITIES
Net income.....................................   $    59    $    25    $    62
Adjustments to reconcile net income to net cash
  provided by (used in) operating activities:
  Decrease in policy reserves..................       (21)       (27)       (11)
  Interest credited to annuity account balances        14         15         16
  Other........................................       162         12        (70)
                                                  ------------------------------
Net cash provided by (used in)
  operating activities.........................       214         25         (3)

INVESTING ACTIVITIES
Sale, maturity or repayment of fixed
  maturities available-for-sale................     1,287      2,187      1,521
Acquisition of fixed maturities
  available-for-sale...........................    (1,460)    (2,428)    (1,495)
                                                  ------------------------------
Net cash provided by (used in)
  investing activities.........................      (173)      (241)        26

FINANCING ACTIVITIES
Deposits credited to annuity account balances..        74         79        113
Withdrawals from annuity account balances......      (109)       (98)      (149)
                                                  ------------------------------
Net cash used in financing activities..........       (35)       (19)       (36)
                                                  ------------------------------

Net increase (decrease) in cash................         6       (235)       (13)
Cash at beginning of year......................       260        495        508
                                                  ------------------------------
Cash at end of year............................   $   266    $   260    $   495
                                                  ==============================

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2000

1.  SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION

    First Security  Benefit Life Insurance and Annuity  Company of New York (the
    Company) is licensed to  transact  life  insurance  business in New York and
    Kansas  and was  organized  to offer  insurance  products  in New York.  The
    Company's business activities are concentrated in a variable annuity product with separate  account assets managed by a single  investment  advisor.  The
    Company is a wholly-owned  subsidiary of Security Benefit Group, Inc., which is an indirect  wholly-owned  subsidiary of Security  Benefit Mutual Holding
    Company  (SBMHC).  SBMHC was formed  July 31, 1998 in  conjunction  with the conversion of Security  Benefit Life Insurance  Company (SBL) (the Company's
    previous  ultimate  parent) from a mutual life insurance  company to a stock life insurance company under a mutual holding company structure.

    RECLASSIFICATIONS

    Certain  amounts from prior years have been  reclassified  to conform to the current year presentation.

    USE OF ESTIMATES

    The  preparation  of  financial   statements  requires  management  to  make
    estimates and assumptions  that affect the amounts reported in the financial statements and  accompanying  notes.  Actual results could differ from those estimates.

    INVESTMENTS

    Fixed maturities are classified as available-for-sale and are stated at fair value  with the  unrealized  gain or loss,  net of  deferred  income  taxes, reported as a separate component of accumulated other  comprehensive  income
    (loss).  Premiums and discounts are recognized  over the estimated  lives of the assets adjusted for prepayment activity.  Realized gains and losses from
    sales  of   investments   are   recognized   in  revenues  on  the  specific
    identification method.

    SEPARATE ACCOUNT

    The separate  account assets and  liabilities  reported in the  accompanying balance  sheets  represent  funds that are separately  administered  for the benefit  of  contractholders  who bear the  investment  risk.  The  separate account is established in conformity with New York insurance laws and is not chargeable  with  liabilities  that  arise  from any other  business  of the
    Company.  Assets held in the separate  account are carried at quoted  market values or,  where quoted  market  values are not  available,  at fair market value as determined by the investment  manager.  The separate account assets recorded by the Company are invested in subaccounts  which are managed by T.
    Rowe  Price  Associates,  Inc.  (or an  affiliated  company).  Revenues  and expenses  related to the separate  account  assets and  liabilities,  to the extent of benefits paid or provided to the separate account contractholders, are excluded  from the amounts  reported in the  accompanying  statements of income.  Investment  income and gains or losses  arising  from the  separate account  accrue  directly to the  contractholders  and are,  therefore,  not included in investment  earnings in the  accompanying  statements of income.
    Revenues to the Company from the separate  account  consist  principally  of mortality and expense risk charges.

    POLICY RESERVES AND ANNUITY ACCOUNT VALUES

    Liabilities  for  future  policy  benefits  for  deferred  annuity  products represent  accumulated  contract  values  without  reduction  for  potential surrender  charges that are amortized over the life of the policy.  Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 5.05% to 5.90% during 2000, 3.75% to 5.05% during 1999 and from 3.40% to 4.75% during 1998.

    RECOGNITION OF REVENUES

    Revenues from  investment-type  contracts  (deferred  annuities)  consist of mortality and expense risk charges assessed against  contractholder  account balances during the period.

    FAIR VALUES OF FINANCIAL INSTRUMENTS

    The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       Cash: The carrying  amounts  reported in the balance  sheets  approximate their fair values.

       Investment  securities:  Fair  values for fixed  maturities  are based on quoted market  prices,  if available.  For fixed  maturities not actively traded,  fair values are estimated using values obtained from independent pricing  services or estimated by discounting  expected future cash flows using a current market rate  applicable to the yield,  credit quality and maturity of the investments.

       Investment-type  contracts:  Fair  values for the  Company's  liabilities
       under  investment-type   insurance  contracts  are  estimated  using  the
       assumption reinsurance method, whereby the amount of statutory profit the assuming  company  would realize from the business is  calculated.  Those amounts are then  discounted  at a rate of return  commensurate  with the rate presently offered by the Company on similar contracts.  The carrying amounts reported in the balance sheets approximate their fair values.

    STATUTORY FINANCIAL INFORMATION

    The Company prepares statutory-basis financial statements in accordance with accounting  practices  prescribed  or  permitted  by the New York  insurance regulatory authorities. Accounting practices used to prepare statutory-basis
    financial   statements  for  regulatory  filings  of  stock  life  insurance companies differ in certain instances from accounting  principles  generally accepted in the United States (GAAP).

    The National  Association  of  Insurance  Commissioners  (NAIC)  revised the
    ACCOUNTING  PRACTICES  AND  PROCEDURES  MANUAL in a process  referred  to as
    Codification. The revised manual will be effective January 1, 2001. New York has adopted certain provisions of the revised manual. The revised manual has changed, to some extent,  prescribed statutory accounting practices and will result in  changes  to the  accounting  practices  that the  Company  use to prepare their statutory-basis financial statements.  Management believes the impact of these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 will not be significant.

    The New York  Insurance  Department  recognizes  only  statutory  accounting practices for determining and reporting the financial  condition and results of operations of an insurance company and for determining its solvency under the New York  insurance  laws.  The following  reconciles  the Company's net income and  statutory  surplus  determined  in  accordance  with  accounting practices  prescribed or permitted by the New York Insurance Department with net income and stockholder's equity on a GAAP basis.

                                                 NET INCOME           STOCKHOLDER'S EQUITY
                                           -----------------------------------------------
                                           YEAR ENDED DECEMBER 31         DECEMBER 31
                                            2000    1999    1998        2000       1999
                                           -----------------------------------------------
                                                           (IN THOUSANDS)
    Based on statutory
      accounting practices..............    $57     $22     $27        $6,924     $6,827
    Investment carrying amounts.........    ---     ---     ---            45        (97)
    Income taxes........................      5       2      23            (1)        52
    Investment reserve..................    ---     ---     ---             7          6
    Nonadmitted assets..................    ---     ---     ---           ---         41
    Other...............................     (3)      1      12            55         58
                                           -----------------------------------------------
    Based on GAAP.......................    $59     $25     $62        $7,030     $6,887
                                           ===============================================

    Under the laws of the state of New York, the Company is required to maintain minimum capital and surplus of $6,000,000.

2.  INVESTMENTS

    Information as to the amortized cost, gross unrealized gains and losses, and fair values,  determined as set forth in NOTE 1, of the Company's  portfolio of fixed maturities  available-for-sale  at December 31, 2000 and 1999 is as follows:

                                                        2000
                                    --------------------------------------------
                                                  GROSS        GROSS
                                    AMORTIZED   UNREALIZED   UNREALIZED    FAIR
                                      COST        GAINS        LOSSES      VALUE
                                    --------------------------------------------
                                                   (IN THOUSANDS)
      U.S. Treasury securities...    $3,687        $46          $  4      $3,729
      Obligations of states and
        political subdivisions...       410        ---             1         409
      Corporate securities.......     2,047          7            10       2,044
      Mortgage-backed securities.       760          8             1         767
                                    --------------------------------------------
      Total fixed maturities.....    $6,904        $61           $16      $6,949
                                    ============================================

                                                        1999
                                    --------------------------------------------
                                                  GROSS        GROSS
                                    AMORTIZED   UNREALIZED   UNREALIZED    FAIR
                                      COST        GAINS        LOSSES      VALUE
                                    --------------------------------------------
                                                   (IN THOUSANDS)
    U.S. Treasury securities.....    $3,546        $35          $ 36      $3,545
    Obligations of states
      and political subdivisions.       412        ---            21         391
    Corporate securities.........     1,259          1            36       1,224
    Mortgage-backed securities...     1,535        ---            40       1,495
                                    --------------------------------------------
    Total fixed maturities.......    $6,752        $36          $133      $6,655
                                    ============================================

    The amortized cost and fair value of fixed maturities  available-for-sale at
    December 31,  2000,  by  contractual  maturity,  are shown  below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay  obligations  with or without call or prepayment penalties.

                                                   AMORTIZED COST     FAIR VALUE
                                                   -----------------------------
                                                          (IN THOUSANDS)
    Due in one year or less.....................       $1,830           $1,841
    Due after one year through five years.......        4,157            4,185
    Due after five years through 10 years.......          157              156
    Mortgage-backed securities..................          760              767
                                                   -----------------------------
                                                       $6,904           $6,949
                                                   =============================

    The  composition of the Company's  portfolio of fixed  maturities by quality rating at December 31, 2000 is as follows:

             QUALITY RATING                  CARRYING AMOUNT     %
             -------------------------------------------------------
                                             (IN THOUSANDS)
             AAA..........................       $6,094          88%
             AA...........................          384           5%
             A............................          471           7%
                                             -----------------------
                                                 $6,949         100%
                                             =======================

    At December 31, 2000,  fixed maturities  available-for-sale  with a carrying amount of $526,000  were held in joint  custody with the New York  Insurance
    Department to comply with statutory regulations.

    Major  categories of net investment  income for the years ended December 31,
    2000, 1999 and 1998, are summarized as follows:

                                                     2000     1999     1998
                                                     ----------------------
                                                         (IN THOUSANDS)
         Interest on fixed maturities.............   $429     $428     $452
         Other....................................     11       20       17
                                                     ----------------------
         Total investment income..................    440      448      469
         Less investment expenses.................     18       41       28
                                                     ----------------------
         Net investment income....................   $422     $407     $441
                                                     ======================

    Proceeds  from sales of fixed  maturities  available-for-sale  were $202,000 with related  realized gains of $2,000 for the year ended December 31, 2000.
    There  were no sales of fixed  maturities  available-for-sale  for the years ended December 31, 1999 and 1998.

3.  INCOME TAXES

    The Company files a consolidated life/nonlife federal income tax return with
    SBMHC.  Income taxes are allocated to the Company on the basis of its filing a separate  return.  The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary  differences  between the  financial  reporting  and income tax bases of assets and  liabilities.  Such  differences  relate  principally to deferred policy acquisition costs.

    Income tax expense  (benefit)  consists of the following for the years ended
    December 31, 2000, 1999 and 1998:

                                                 2000     1999      1998
                                                 ------------------------
                                                      (IN THOUSANDS)
           Current............................   $24      $ 16      $ 47
           Deferred...........................    (2)      (16)      (19)
                                                 ------------------------
           Income tax expense.................   $22      $---      $ 28
                                                 ========================

    The  provision  for income  taxes  differs  from the amount  computed at the statutory  federal  income  tax rate  due  primarily  to  dividends-received deduction.  Income  taxes paid by the  Company  were  $34,000,  $34,000  and
    $51,000 during 2000, 1999 and 1998, respectively.

4.  RELATED-PARTY TRANSACTIONS

    The Company paid $149,000 in 2000,  $163,000 in 1999 and $152,000 in 1998 to
    affiliates for providing management, investment and administrative services.

5.  CONDENSED FAIR VALUE INFORMATION

    SFAS No.  107,  "Disclosures  about  Fair Value of  Financial  Instruments,"
    requires disclosures of fair value information about financial  instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value.  The methods and assumptions  used by the  Company  to  estimate  the  following  fair  value  disclosures  for financial instruments are set forth in NOTE 1.

    SFAS No. 107 excludes certain insurance  liabilities and other  nonfinancial instruments from its disclosure requirements. However, the liabilities under all  insurance  contracts  are taken  into  consideration  in the  Company's overall management of interest rate risk that minimizes exposure to changing interest  rates through the matching of investment  maturities  with amounts due under insurance  contracts.  The fair value amounts  presented herein do not  include  an amount  for the value  associated  with  customer  or agent relationships,  the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products or other  intangible  items.  Accordingly,  the  aggregate  fair value  amounts presented  herein do not necessarily  represent the underlying  value of the
    Company;  likewise,  care should be exercised in deriving  conclusions about the  Company's  business  or  financial  condition  based on the fair  value information presented herein.

                                         DECEMBER 31, 2000    DECEMBER 31, 1999
                                         ---------------------------------------
                                         CARRYING    FAIR     CARRYING    FAIR
                                          AMOUNT     VALUE     AMOUNT     VALUE
                                         ---------------------------------------
                                                     (IN THOUSANDS)

    Fixed maturities (NOTE 2).........   $ 6,904    $ 6,949   $ 6,752    $ 6,655
    Separate account assets...........    17,709     17,709    20,066     20,066
    Individual and group annuities....       319        313       339        333
    Separate account liabilities......    17,709     17,709    20,066     20,066

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements
               All required financial  statements are included in Part B of this
               Registration Statement.

          (b)  Exhibits
               (1)  Certified Resolution of the Board of Directors of First
                    Security Benefit Life Insurance and Annuity Company of New
                    York authorizing establishment of the Separate Account(b)
               (2)  Not Applicable
               (3)  Distribution Agreement (Amended and Restated)
               (4)  (a)  Individual Contract (Form FSB201  R10-00)
                    (b)  Unisex Individual Contract (Form FSB201U R10-00)
                    (c)  TSA Endorsement  (Form FSB202  R2-97)(a)
                    (d)  IRA Endorsement  (Form FSB203  R2-97)(a)
                    (e)  Dollar Cost Averaging Endorsement (Form FSB211 4-94)(a)
                    (f)  Asset Rebalancing  Endorsement (Form FSB212 4-94)(a)
                    (g)  Roth IRA Endorsement (Form FSB206 11-97)(c)
               (5)  Application
               (6)  (a)  Declaration and Certificate of Incorporation of First
                         Security Benefit Life Insurance and Annuity Company of
                         New York(a)
                    (b)  Bylaws of First Security Benefit Life Insurance and
                         Annuity Company of New York(a)
               (7)  Not Applicable
               (8)  (a)  Participation Agreement
                    (b)  Amended and Restated Master Agreement
               (9)  Opinion of Counsel
               (10) Consent of Independent Auditors
               (11) Not Applicable
               (12) Not Applicable
               (13) Schedule of Computation of Performance
               (14) Powers of Attorney of Howard R. Fricke, Donald J. Schepker,
                    James R. Schmank, Roger K. Viola, John E. Hayes, Jr.,
                    Kris A. Robbins, Katherine White, Stephen R. Herbert and
                    Stephen A. Crane(c)

(a) Incorporated herein by reference to the Exhibits filed with the Registrant's
    Post-Effective  Amendment  No.  5  under  the  Securities  Act of  1933  and
    Amendment No. 8 under the Investment  Company Act of 1940, File No. 33-83240
    (filed April 30, 1998).

(b) Incorporated herein by reference to the Exhibits filed with the Registrant's
    Post-Effective  Amendment  No.  6  under  the  Securities  Act of  1933  and
    Amendment No. 9 under the Investment  Company Act of 1940, File No. 33-83240
    (filed April 30, 1999).

(c) Incorporated herein by reference to the Exhibits filed with the Registrant's
    Post-Effective  Amendment  No.  7  under  the  Securities  Act of  1933  and
    Amendment No. 10 under the Investment Company Act of 1940, File No. 33-83240
    (filed May 1, 2000).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          NAME AND PRINCIPAL
          BUSINESS ADDRESS                    POSITIONS AND OFFICES WITH DEPOSITOR

          Howard R. Fricke*                   CEO, Chairman of the Board, and
                                              Director

          Peggy S. Avey                       Assistant Secretary and Chief
          70 West Red Oak Lane-4th Floor      Administrative Officer
          White Plains, New York 10604

          Donald J. Schepker*                 Vice President and Director

          James R. Schmank*                   Director, Vice President and
                                              Treasurer

          Roger K. Viola*                     Secretary, Vice President,
                                              General Counsel and Director

          Kris A. Robbins*                    President and Director

          Stephen A. Crane                    Director
          480 Park Avenue
          New York, NY 10022

          John E. Hayes, Jr.                  Director
          200 Gulf Blvd.
          Belleair Shore, FL 33786

          Stephen R. Herbert                  Director
          1100 Summer Street
          Stamford, CT 06905

          Katherine White                     Director
          32 Avenue of the Americas
          125 W. 55th Street
          New York, NY 10019-5389

          James E. Emsing*                    Second Vice President

          J. Timothy Gaule*                   Valuation Actuary

          Kenneth G. Abitz*                   Internal Auditor

          Roger Offerman*                     Product Development Actuary

            *Located at 700 SW Harrison Street, Topeka, Kansas 66636.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
          OR REGISTRANT

          The  Depositor,  First  Security  Benefit Life  Insurance  and Annuity
          Company of New York, is wholly owned by Security Benefit Group,  Inc., which is wholly  owned by  Security  Benefit  Life  Insurance  Company
          (SBL). SBL is wholly owned by Security Benefit Corp.  Security Benefit
          Corp.  is wholly  owned by Security  Benefit  Mutual  Holding  Company
          (SBMHC).  As of  December  31,  2000,  no one  person  holds more than approximately  0.0003% of the voting power of SBMHC. The Registrant is a segregated  asset account of First  Security  Benefit Life Insurance and Annuity Company of New York.

          The  following  chart  indicates  the persons  controlled  by or under common  control with T. Rowe Price Variable  Annuity  Account of First
          Security  Benefit Life  Insurance  and Annuity  Company of New York or
          First Security Benefit Life Insurance and Annuity Company of New York:

                                                                       PERCENT OF
                                            JURISDICTION OF         VOTING SECURITIES
                     NAME                    INCORPORATION           OWNED BY SBMHC
                     ----                    -------------           --------------
                                                                 (directly or indirectly)

          Security Benefit Mutual
          Holding Company (Holding Company)      Kansas                    --

          Security Benefit Corp.                 Kansas                   100%
          (Holding Company)

          Security Benefit Life                  Kansas                   100%
          Insurance Company
          (Stock Life Insurance Company)

          Security Benefit Group, Inc.           Kansas                   100%
          (Holding Company)

          Security Management Company,           Kansas                   100%
          LLC (Investment Adviser)

          Security Distributors, Inc.            Kansas                   100%
          (Broker/Dealer, Principal
          Underwriter of Mutual Funds)

          Security Benefit Academy, Inc.         Kansas                   100%
          (Daycare Company)

          Security Financial Resources, Inc.     Kansas                   100%
          (Financial Services Company)

          First Advantage Insurance              Kansas                   100%
          Agency, Inc.
          (Insurance Agency)

          Security Financial Resources           Delaware                 100%
          Collective Investments,
          LLC (Private Fund)

          First Security Benefit Life Insurance and Annuity  Company of New York
          is also the depositor of the following separate accounts: None

ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of February 1, 2001, there were 387 owners of the Contract.

ITEM 28.  INDEMNIFICATION

          Article IX, Section 1(c) of the By-laws of First Security Benefit Life
          Insurance  and  Annuity  Company of New York  includes  the  following provision:

          The  Corporation  may  indemnify  any person made, or threatened to be made,  a party to an action by or in the right of the  Corporation  to procure a judgment  in its favor by reason of the fact that he or she, his or her testator or  intestate,  is or was a director or officer of the  Corporation,  or  is  or  was  serving  at  the  request  of  the
          Corporation  as a director or officer of any other  corporation of any type or kind, domestic or foreign, of any partnership,  joint venture, trust, employee benefit plan or any other enterprise,  against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action,  or in connection with an appeal therein,  if such  director or officer  acted,  in good  faith,  for a purpose which he or she reasonably believed to be in or in the case of service  for other  corporation  or any  partnership,  joint  venture, trust,  employee benefit plan or other enterprise,  not opposed to the best  interests  of the  corporation,  except that no  indemnification under this  paragraph  shall be made in  respect  of (1) a  threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim,  issue or matter as to which such person  shall have been adjudged to be liable to the Corporation,  unless and only to the extent  that the  court in which the  action  was  brought,  or, if no action was brought,  any court of competent  jurisdiction,  determines upon application  that, in view of all the  circumstances of the case, the person is fairly and  reasonably  entitled to  indemnity  for such portion of the settlement and expenses as the court deems proper.

          Insofar  as   indemnification   for  a  liability  arising  under  the
          Securities  Act of 1933 may be  permitted to  directors,  officers and controlling  persons  of the  Registrant  pursuant  to  the  foregoing provisions,  or otherwise,  the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against  public  policy as expressed in the Act and is,  therefore, unenforceable.  In the event that a claim for indemnification  against such liabilities  (other than the payment of expenses incurred or paid by a director,  officer or controlling person of the Registrant in the successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling  person in connection  with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate  jurisdiction the question of whether such  indemnification  by it is against  public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) The  principal  underwriter  for the  Registrant  is T. Rowe Price
              Investment  Services,  Inc.  ("Investment  Services").  Investment
              Services acts as the principal  underwriter  for the T. Rowe Price
              family  of  mutual  funds,   including  the  following  investment
              companies:  T. Rowe Price Growth Stock Fund,  Inc.,  T. Rowe Price
              New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe
              Price New Income Fund,  Inc.,  T. Rowe Price Prime  Reserve  Fund,
              Inc.,  T. Rowe Price  Tax-Free  Income Fund,  Inc.,  T. Rowe Price
              Tax-Exempt  Money Fund, Inc., T. Rowe Price  International  Funds,
              Inc.,  T. Rowe Price  Growth & Income  Fund,  Inc.,  T. Rowe Price
              Tax-Free  Short-Intermediate  Fund, Inc., T. Rowe Price Short-Term
              Bond Fund,  Inc.,  T. Rowe Price High Yield  Fund,  Inc.,  T. Rowe
              Price  Tax-Free  High Yield Fund,  Inc., T. Rowe Price New America
              Growth Fund, T. Rowe Price Equity  Income Fund,  T.Rowe Price GNMA
              Fund,  T. Rowe  Price  Capital  Appreciation  Fund,  T. Rowe Price
              California  Tax-Free  Income Trust,  T. Rowe Price State  Tax-Free
              Income Trust,  T. Rowe Price Science & Technology  Fund,  Inc., T.
              Rowe Price Small-Cap Value Fund, Inc., Institutional International
              Funds,  Inc.,  T. Rowe Price U.S.  Treasury  Funds,  Inc., T. Rowe
              Price Index Trust,  Inc., T. Rowe Price  Spectrum  Fund,  Inc., T.
              Rowe Price  Balanced  Fund,  Inc., T. Rowe Price  Short-Term  U.S.
              Government Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T.
              Rowe Price  Small-Cap  Stock Fund,  Inc.,  T. Rowe Price  Tax-Free
              Intermediate  Bond Fund, Inc., T. Rowe Price Dividend Growth Fund,
              Inc.,  T. Rowe Price Blue Chip Growth  Fund,  Inc.,  T. Rowe Price
              Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T.
              Rowe  Price  Equity  Series,  Inc.,  T. Rowe  Price  International
              Series,  Inc.,  T. Rowe Price Fixed Income  Series,  Inc., T. Rowe
              Price  Personal  Strategy  Funds,  Inc., T. Rowe Price Value Fund,
              Inc., T. Rowe Price Capital  Opportunity Fund, Inc., T. Rowe Price
              Corporate  Income Fund,  Inc., T. Rowe Price Health Sciences Fund,
              Inc., T. Rowe Price Mid-Cap Value Fund, Inc., Institutional Equity
              Funds,  Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe
              Price  Diversified  Small-Cap  Growth  Fund,  Inc.,  T. Rowe Price
              Tax-Efficient Funds, Inc., Reserve Investment Funds, Inc., T. Rowe
              Price Media &  Telecommunications  Fund,  Inc., T. Rowe Price Real
              Estate Fund,  Inc., T. Rowe Price  Developing  Technologies  Fund,
              Inc., and T. Rowe Price Global Technology Fund, Inc.

              Investment  Services is a wholly owned subsidiary of T. Rowe Price
              Associates,  Inc.,  is  registered  as a  broker-dealer  under the
              Securities  Exchange  Act of 1934 and is a member of the  National
              Association of Securities  Dealers,  Inc.  Investment Services has
              been formed for the limited purpose of distributing  the shares of the Price  Funds and will not  engage  in the  general  securities business.  Since  the Price  Funds  are sold on a  no-load  basis,
              Investment  Services  will not  receive any  commissions  or other compensation for acting as principal underwriter.

          (b) The address of each of the  directors  and officers of  Investment
              Services  listed  below  is  100  East  Pratt  Street,  Baltimore,
              Maryland 21202.

                                                                        POSITIONS
                                        POSITIONS AND OFFICES          AND OFFICES
             NAME                         WITH UNDERWRITER            WITH REGISTRANT
             ----                         ----------------            ---------------
          James S. Riepe                Chairman of the Board and          None
                                         Director
          Edward C. Bernard             President and Director             None
          Henry H. Hopkins              Vice President and Director        None
          Charles E. Vieth              Vice President and Director        None
          Patricia M. Archer            Vice President                     None
          Steven J. Banks               Vice President                     None
          John T. Bielski               Vice President                     None
          Darrell N. Braman             Vice President                     None
          Ronae M. Brock                Vice President                     None
          Meredith C. Callanan          Vice President                     None
          John H. Cammack               Vice President                     None
          Ann R. Campbell               Vice President                     None
          Christine M. Carolan          Vice President                     None
          Joseph A. Carrier             Vice President                     None
          Laura H. Chasney              Vice President                     None
          Renee M. Christoff            Vice President                     None
          Christopher W. Dyer           Vice President                     None
          Christine S. Fahlund          Vice President                     None
          Forrest R. Foss               Vice President                     None
          Thomas A. Gannon              Vice President                     None
          Andrea G. Griffin             Vice President                     None
          Douglas E. Harrison           Vice President                     None
          David J. Healy                Vice President                     None
          Joanne M. Healey              Vice President                     None
          Joseph P. Healy               Vice President                     None
          Walter J. Helmlinger          Vice President                     None
          Valerie King-Calloway         Vice President                     None
          Eric G. Knauss                Vice President                     None
          Sharon R. Krieger             Vice President                     None
          Steven A. Larson              Vice President                     None
          Jeanette M. LeBlanc           Vice President                     None
          Keith W. Lewis                Vice President                     None
          Gayle A. Lomax                Vice President                     None
          Sarah McCafferty              Vice President                     None
          Mark J. Mitchell              Vice President                     None
          Nancy M. Morris               Vice President                     None
          George A. Murnaghan           Vice President                     None
          Steven E. Norwitz             Vice President                     None
          Kathleen M. O'Brien           Vice President                     None
          Barbara A. O'Connor           Vice President                     None
          Wayne D. O'Melia              Vice President                     None
          David Oestreicher             Vice President                     None
          Robert Petrow                 Vice President                     None
          Pamela D. Preston             Vice President                     None
          George D. Riedel              Vice President                     None
          John R. Rockwell              Vice President                     None
          Kenneth J. Rutherford         Vice President                     None
          Alexander Savich              Vice President                     None
          Kristin E. Seeberger          Vice President                     None
          Donna B. Singer               Vice President                     None
          Bruce D. Stewart              Vice President                     None
          William W. Strickland, Jr.    Vice President                     None
          Jerome Tuccille               Vice President                     None
          Walter Wdowiak                Vice President                     None
          William F. Wendler II         Vice President                     None
          Jane F. White                 Vice President                     None
          Thomas R. Woolley             Vice President                     None
          Barbara A. O'Connor           Controller                         None
          Theodore J. Zamerski III      Assistant Vice President           None
                                        and Assistant Controller
          Matthew B. Alsted             Assistant Vice President           None
          Kimberly B. Andersen          Assistant Vice President           None
          Richard J. Barna              Assistant Vice President           None
          Catherine L. Berkenkemper     Assistant Vice President           None
          Edwin J. Brooks III           Assistant Vice President           None
          Carl A. Cox                   Assistant Vice President           None
          Charles R. Dicken             Assistant Vice President           None
          Cheryl L. Emory               Assistant Vice President           None
          John A. Galateria             Assistant Vice President           None
          Jason L. Gounaris             Assistant Vice President           None
          Janelyn A. Healey             Assistant Vice President           None
          Sandra J. Kiefler             Assistant Vice President           None
          Suzanne M. Knoll              Assistant Vice President           None
          Patricia B. Lippert           Assistant Vice President           None
          Teresa M. Loeffert            Assistant Vice President           None
          C. Lillian Matthews           Assistant Vice President           None
          Janice D. McCrory             Assistant Vice President           None
          Danielle  Nicholson Smith     Assistant Vice President           None
          JeanneMarie B. Patella        Assistant Vice President           None
          Kylelane Purcell              Assistant Vice President           None
          David A. Roscum               Assistant Vice President           None
          Matthew A. Scher              Assistant Vice President           None
          Carole H. Smith               Assistant Vice President           None
          John A. Stranovsky            Assistant Vice President           None
          Nolan L. North                Assistant Treasurer                None
          Barbara A. Van Horn           Secretary                          None

          (c) Not   applicable.   Investment   Services  will  not  receive  any
              compensation with respect to its activities as underwriter for the
              Contract since the Contract is sold on a no-load basis.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are  maintained by First  Security
          Benefit  Life  Insurance  and  Annuity  Company  of  New  York  at its
          administrative offices--70 West Red Oak Lane, 4th Floor, White Plains,
          New York 10604.

ITEM 31.  MANAGEMENT SERVICES

          All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS

          (a) Registrant undertakes that it will file a post-effective amendment to this  Registration  Statement  as  frequently  as  necessary to ensure that the audited  financial  statements in the Registration
              Statement  are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

          (b) Registrant  undertakes  that  it  will  provide,  as  part  of the
              Application  Kit,  a box for the  applicant  to check if he or she
              wishes  to  receive  a  copy  of  the   Statement  of   Additional
              Information.

          (c) Registrant  undertakes  to deliver  any  Statement  of  Additional
              Information  and  any  financial  statements  required  to be made available under this Form promptly upon written or oral request to
              First Security  Benefit Life Insurance and Annuity  Company of New
              York at the address or phone number listed in the prospectus.

          (d) Subject  to the  terms  and  conditions  of  Section  15(d) of the
              Securities  Exchange Act of 1934, the Registrant hereby undertakes
              to  file  with  the  Securities  and  Exchange   Commission   such
              supplementary and periodic information,  documents, and reports as may be  prescribed  by any rule or  regulation  of the  Commission
              heretofore  or  hereafter  duly  adopted   pursuant  to  authority
              conferred in that Section.

          (e) Registrant represents that the fees and charges deducted under the
              Contract,  in the  aggregate,  are  reasonable  in relation to the services rendered,  the expenses expected to be incurred,  and the risks assumed by the Registrant.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant  certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this Registration Statement and has caused this
Registration  Statement to be signed on its behalf,  in the City of Topeka,  and
State of Kansas on this 11th day of April, 2001.

SIGNATURES AND TITLES

Howard R. Fricke                SECURITY BENEFIT LIFE INSURANCE
Chairman of the Board,          AND ANNUITY COMPANY OF NEW YORK
Chief Executive Officer         (The Depositor)
and Director

                                By:  HOWARD R. FRICKE
Donald J. Schepker                   -------------------------------------------
Vice President and Director          Howard R. Fricke, Chairman of the Board, Chief
                                     Executive Officer and Director as Attorney-
                                     -in-Fact for the Officers and Directors Whose
James R. Schmank                     Names Appear Opposite
Vice President, Director
and Treasurer
                                T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
                                FIRST SECURITY BENEFIT LIFE INSURANCE
Roger K. Viola                  ANNUITY COMPANY OF NEW YORK
Secretary, Vice President,      (THE REGISTRANT)
General Counsel and Director

                                By:  FIRST SECURITY BENEFIT LIFE INSURANCE AND
John E. Hayes, Jr.                   ANNUITY COMPANY OF NEW YORK
Director                             (THE DEPOSITOR)

Kris A. Robbins                 By:  HOWARD R. FRICKE
President and Director               -------------------------------------------
                                     Howard R. Fricke, Chairman of the Board and
                                     Chief Executive Officer
Stephen R. Herbert
Director
                                By:  JAMES R. SCHMANK
                                     -------------------------------------------
Katherine White                      James R. Schmank, Vice President and
Director                             Treasurer
                                     (Principal Financial Officer)

Stephen A. Crane
Director                        (ATTEST): ROGER K. VIOLA
                                          --------------------------------------
                                          Roger K. Viola, Secretary, Vice
                                          President and Director

                                Date: April 11, 2001

                                  EXHIBIT INDEX

(1)    None

(2)    None

(3)    Amended and Restated Distribution Agreement

(4)    (a)  Individual Contract (Form FSB201 R10-00)
       (b)  Unisex Individual Contract (Form FSB201U R10-00)

(5)    Application

(6)    None

(7)    None

(8)    (a)  Participation Agreement (Amended and Restated)
       (b)  Amended and Restated Master Agreement

(9)    Opinion of Counsel

(10)   Consent of Independent Auditors

(11)   None

(12)   None

(13)   Schedule of Computation of Performance

(14)   None